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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08413

[Evergreen Equity Trust]

_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116

_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116

____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making a semi-annual filing for four of its series, Evergreen Asset Allocation Fund, Evergreen Envision Growth Fund, Evergreen Envision Growth and Income Fund and Evergreen Envision Income Fund for the six months ended June 30, 2006. These four series have a December 31 fiscal year end.

Date of reporting period: June 30, 2006

Item 1 - Reports to Stockholders.

Evergreen Asset Allocation Trust and Evergreen Asset Allocation Fund

Evergreen

ASSET ALLOCATION TRUST
EVERGREEN ASSET ALLOCATION FUND

Semiannual Report
as of June 30, 2006

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND'S EXPENSES
ASSET ALLOCATION TRUST
8	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
11	STATEMENT OF ASSETS AND LIABILITIES
12	STATEMENT OF OPERATIONS
13	STATEMENTS OF CHANGES IN NET ASSETS
14	NOTES TO FINANCIAL STATEMENTS
EVERGREEN ASSET ALLOCATION FUND
20	FINANCIAL HIGHLIGHTS
25	STATEMENT OF ASSETS AND LIABILITIES
26	STATEMENT OF OPERATIONS
27	STATEMENTS OF CHANGES IN NET ASSETS
29	NOTES TO FINANCIAL STATEMENTS

36	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund and the Asset Allocation Trust will file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the proxy voting policies and procedures for the Fund's and the Asset Allocation Trust, as well as information regarding how they voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov. The proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

August 2006

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Asset Allocation Trust and Evergreen Asset Allocation Fund, covering the six-month period ended June 30, 2006.

The backdrop for investing in the world's stock and bond markets changed dramatically during the first half of 2006 as investors adjusted their expectations to shifting economic conditions.

A great deal of confusing and sometimes contradictory evidence emerged about the economy during the six months. The economic expansion showed remarkable durability, most notably in the first quarter of 2006 when Gross Domestic Product grew at an annualized rate of 5.6%. However, that torrid growth trajectory did not appear to be sustainable. Based on reported trends in housing, employment and retail sales, personal consumption for the second quarter was anticipated to grow at one-half the rate of the first quarter. Estimates of increases in corporate capital expenditures also were being reduced. While many observers debated whether or not short-term volatility might be an early indicator of a weakened economy, Evergreen's Investment Strategy Committee focused on a variety of signals pointing to the stamina of the economic expansion. Although the rates of increases in corporate profits, capital expenditures and personal consumption were starting to decline, all these economic indicators were still rising, at what we believed to be a more sustainable pace.

LETTER TO SHAREHOLDERS continued

Highly influenced by the actions of the U.S. Federal Reserve Board ("Fed") and other central banks to raise short-term rates, fixed income markets offered more modest results, albeit with some volatility. While the global economic expansion persisted, the central banks remained vigilant against the possibility of renewed inflation resulting from rapidly rising prices for energy and basic materials as well as from increased government spending. Over the course of the six months, the Fed raised the target fed funds rate, at each of its four policy meetings, up to 5.25% by June 30, 2006. Other major central banks also raised rates, although less aggressively than the Fed. In the domestic fixed income market, long-term interest rates, which had shown more stability than short-term rates prior to the period, backed up, resulting in price erosion for many fixed income securities.

Domestic stocks tended to produce moderate, positive performance, but the returns masked considerable volatility in the equity markets. Stock performance was uneven from sector to sector and results were heavily influenced by returns from relatively focused groups of stocks. International stocks generated higher returns, but with even greater volatility. Both domestic and international stock markets saw dramatic reversals in investor sentiment in the final two months of the period, as investors across the globe grew more anxious that rising interest rates could stall the economic expansion.

In this environment, the managers of Asset Allocation Trust continued to pursue their highly disciplined strategy, focusing on the relative valuations and risk profiles of different asset classes viewed through the prism of historical investment

LETTER TO SHAREHOLDERS continued

trends. During the six months, Asset Allocation Trust added to its fixed-income investments while reducing its international equity exposure. The domestic equity strategy emphasized large-cap, higher quality issues with strong balance sheets, solid cash flows and positive earnings growth.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen's mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

FUND AT A GLANCE

as of June 30, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager1:

• Ben Inker, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 6/30/2006 and the fund's investment in Asset Allocation Trust.

The style box is representative of the investments in Asset Allocation Trust.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 7/29/1996

	Class A	Class B	Class C	Class I	Class R
Class inception date	7/29/1996	10/3/2002	10/3/2002	10/3/2002	10/10/2003

Nasdaq symbol	EAAFX	EABFX	EACFX	EAIFX	EAXFX

6-month return
with sales charge	-3.40%	-2.91%	1.13%	N/A	N/A

6-month return
w/o sales charge	2.50%	2.09%	2.13%	2.63%	2.37%

Average annual return*

1-year with sales charge	2.13%	2.62%	6.65%	N/A	N/A

1-year w/o sales charge	8.37%	7.62%	7.65%	8.68%	8.16%

5-year	7.80%	8.04%	8.35%	9.38%	8.92%

Since portfolio inception	8.82%	8.68%	8.69%	9.76%	9.25%

Maximum sales charge	5.75%	5.00%	1.00%	N/A	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Class R. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance for Classes A, B, C, I and R prior to 10/3/2002 is based on the performance of Class III of the fund's predecessor fund, GMO Global Balanced Allocation Fund. Prior to 10/3/2002, returns have been adjusted downward to reflect the Evergreen fund's higher direct fund operating expenses including 12b-1 fees in effect at its inception. These fees were 1.06% for Class A, 1.81% for Classes B and C, 0.81% for Class I and 1.31% for Class R. 12b-1 fees are 0.30% for Class A, 0.50% for Class R and 1.00% for Classes B and C. Class I does not and Class III of the predecessor fund did not pay a 12b-1 fee. Historical performance for Class R from 10/3/2002 to 10/10/2003 is based on the performance of Class A and has not been adjusted to reflect the effect of the 12b-1 fee for Class R. If these fees had been reflected, returns for Class R would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

1 The fund invests all of its assets directly in Asset Allocation Trust, a mutual fund managed by Grantham, Mayo, Van Otterloo & Co. LLC. Day-to-day management of Asset Allocation Trust is performed by Ben Inker.

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Asset Allocation Fund Class A shares versus a similar investment in the GMO Global Balanced Index (GMOGBI), the Lehman Brothers Aggregate Bond Index (LBABI), the Morgan Stanley Capital International All Country World Index excluding U.S. (MSCI ACWI ex-US), and the S&P 500 Index (S&P 500) and the Consumer Price Index (CPI).

The GMOGBI, the LBABI, the MSCI ACWI and the S&P 500 are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans.

The fund's investment objective may be changed without a vote of the fund's shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

The stocks of smaller companies may be more volatile than those of larger companies due to the higher risk of failure.

The return of principal is not guaranteed due to fluctuation in the fund's NAV caused by changes in the price of individual bonds held by the underlying funds and the buying and selling of bonds by the underlying funds. Bond funds have the same inflation, interest rate and credit risks as the individual bonds held by the underlying funds. Generally, the value of bond funds rise when prevailing interest rates fall, and fall when interest rates rise.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

Because the fund and Asset Allocation Trust invest primarily in other mutual funds, they will incur fees and expenses, indirectly as a shareholder of the underlying funds. For more information regarding the expenses of the underlying funds, see the fund's prospectus.

All data is as of June 30, 2006, and subject to change.

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Asset Allocation Trust

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	1/1/2006	6/30/2006	Period†

Actual	$ 1,000.00	$ 1,029.44	$ 0.00
Hypothetical
(5% return
before expenses)	$ 1,000.00	$ 1,022.32	$ 0.00

† Expenses are equal to the annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 181 / 365 days.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	1/1/2006	6/30/2006	Period††

Actual	$ 1,000.00	$ 1,029.44	$ 2.52
Hypothetical
(5% return
before expenses)	$ 1,000.00	$ 1,022.32	$ 2.51

†† The expense ratios include the Trust's direct operating expenses as of 6/30/2006 and the indirect operating expenses of the underlying funds in which the Trust invests as of
12/31/2005. The indirect expenses were estimated to be 0.50%. Expenses of the Trust are equal to the annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 181 / 365 days.

ABOUT YOUR FUND'S EXPENSES continued

Evergreen Asset Allocation Fund

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	1/1/2006	6/30/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,025.00	$ 4.42
Class B	$ 1,000.00	$ 1,020.92	$ 7.92
Class C	$ 1,000.00	$ 1,021.28	$ 7.92
Class I	$ 1,000.00	$ 1,026.29	$ 2.91
Class R	$ 1,000.00	$ 1,023.69	$ 5.42
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.43	$ 4.41
Class B	$ 1,000.00	$ 1,016.96	$ 7.90
Class C	$ 1,000.00	$ 1,016.96	$ 7.90
Class I	$ 1,000.00	$ 1,021.92	$ 2.91
Class R	$ 1,000.00	$ 1,019.44	$ 5.41

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class
(0.88% for Class A, 1.58% for Class B, 1.58% for Class C, 0.58% for Class I and 1.08% for
Class R), multiplied by the average account value over the period, multiplied by 181 / 365 days.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	1/1/2006	6/30/2006	Period**

Actual
Class A	$ 1,000.00	$ 1,025.00	$ 6.93
Class B	$ 1,000.00	$ 1,020.90	$10.42
Class C	$ 1,000.00	$ 1,021.30	$10.42
Class I	$ 1,000.00	$ 1,026.30	$ 5.43
Class R	$ 1,000.00	$ 1,023.70	$ 7.93
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,017.95	$ 6.90
Class B	$ 1,000.00	$ 1,014.48	$10.39
Class C	$ 1,000.00	$ 1,014.48	$10.39
Class I	$ 1,000.00	$ 1,019.44	$ 5.41
Class R	$ 1,000.00	$ 1,016.96	$ 7.90

** The expense ratios include the Fund's direct operating expenses as of 6/30/2006 and the indirect operating expenses of the underlying funds in which Asset Allocation Trust invests as of 12/31/2005. The indirect expenses were estimated to be 0.50%. For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.38% for Class A, 2.08%
for Class B, 2.08% for Class C, 1.08% for Class I and 1.58% for Class R), multiplied by the average account value over the period, multiplied by 181 / 365 days.

Asset Allocation Trust

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Period Ended
	June 30, 2006	December 31,
	(unaudited)	2005 [1]

Net asset value, beginning of period	$ 9.85	$ 10.00

Income from investment operations
Net investment income (loss)	0.02	0.22 [2]
Net realized and unrealized gains or losses on investments	0.27	0.03

Total from investment operations	0.29	0.25

Distributions to shareholders from
Net investment income	0	(0.21)
Net realized gains	0	(0.19)

Total distributions to shareholders	0	(0.40)

Net asset value, end of period	$ 10.14	$ 9.85

Total return	2.94%	2.47%

Ratios and supplemental data
Net assets, end of period (thousands)	$9,195,428	$7,731,034
Ratios to average net assets
Expenses including reimbursements [3]	0% [4]	0% [4]
Expenses excluding reimbursements [3]	0% [4]	0% [4]
Net investment income (loss)	0.51% [4]	7.64% [4]
Portfolio turnover rate	13%	5%

[1] For the period from September 16, 2005 (commencement of operations), to December 31, 2005.
[2] Net investment income (loss) per share is based on average shares outstanding during the period.
[3] Excludes expenses incurred indirectly through investment in underlying funds
[4] Annualized

See Notes to Financial Statements

Asset Allocation Trust

SCHEDULE OF INVESTMENTS

June 30, 2006 (unaudited)

	Shares	Value

MUTUAL FUND SHARES 99.9%
ASSET ALLOCATION 9.0%
GMO Alpha Only Fund, Class IV	79,593,724	$ 822,203,165

INTERNATIONAL EQUITY 28.0%
GMO Emerging Markets Fund, Class VI	17,979,982	392,143,397
GMO Emerging Markets Quality Fund, Class VI	32,294,622	331,665,769
GMO International Core Equity Fund, Class VI	2,856,372	105,457,263
GMO International Growth Equity Fund, Class III	27,029,687	845,218,305
GMO International Intrinsic Value Fund, Class IV	25,124,682	855,997,900
GMO International Small Companies Fund, Class III	3,023,258	46,104,683

		2,576,587,317

INTERNATIONAL FIXED INCOME 4.4%
GMO Currency Hedged International Bond Fund, Class III	30,613,940	272,157,929
GMO Emerging Country Debt Fund, Class IV	4,192,079	45,861,348
GMO International Bond Fund, Class III	8,834,399	87,107,175

		405,126,452

U.S. EQUITY 25.1%
GMO U.S. Core Equity Fund, Class VI	111,262,976	1,544,330,102
GMO U.S. Quality Equity Fund, Class IV	38,315,968	761,338,294

		2,305,668,396

U.S. FIXED INCOME 33.4%
GMO Core Plus Bond Fund, Class IV	172,812,257	1,773,053,753
GMO Domestic Bond Fund, Class VI	29,745,571	290,019,319
GMO Inflation Indexed Bond Fund, Class III	42,867,659	466,828,810
GMO Short-Duration Collateral Share Fund, Class VI	21,297,202	541,374,875
GMO Short-Duration Investment Fund, Class III	943	8,537

		3,071,285,294

Total Mutual Fund Shares (cost $8,593,583,379)		9,180,870,624

	Principal
	Amount	Value

SHORT-TERM INVESTMENTS 0.2%
TIME DEPOSIT 0.2%
State Street Bank Euro Time Deposit, 4.25%, 07/03/2006 (cost $21,342,559)	$21,342,559	21,342,559

Total Investments (cost $8,614,925,938) 100.1%		9,202,213,183
Other Assets and Liabilities (0.1%)		(6,785,174)

Net Assets 100.0%		$ 9,195,428,009

See Notes to Financial Statements

Asset Allocation Trust

SCHEDULE OF INVESTMENTS continued

June 30, 2006 (unaudited)

The following table shows portfolio composition as a percent of total investments as of June 30, 2006:

Mutual Fund Shares - Equity	53.1%
Mutual Fund Shares - Fixed Income	37.8%
Mutual Fund Shares - Asset Allocation	8.9%
Cash Equivalents	0.2%

100.0%

The following table shows the percent of total long-term investments by sector as of June 30, 2006:

U.S. Fixed Income	33.4%
International Equity	28.1%
U.S. Equity	25.1%
Asset Allocation	9.0%
International Fixed Income	4.4%

100.0%

See Notes to Financial Statements

Asset Allocation Trust

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006 (unaudited)

Assets
Investments in affiliates, at value (cost $8,593,583,379)	$9,180,870,624
Investments in securities, at value (cost $21,342,559)	21,342,559

Total investments	9,202,213,183
Interest and dividends receivable	7,559
Receivable from investment advisor	3,802

Total assets	9,202,224,544

Liabilities
Payable for investments purchased	6,795,664
Accrued expenses and other liabilities	871

Total liabilities	6,796,535

Net assets	$9,195,428,009

Net assets represented by
Paid-in capital	$8,509,029,672
Undistributed net investment income	20,782,055
Accumulated net realized gains on investments	78,329,037
Net unrealized gains on investments	587,287,245

Total net assets	$9,195,428,009

Shares outstanding (unlimited number of shares authorized)	906,652,788

Net asset value per share	$10.14

See Notes to Financial Statements

Asset Allocation Trust

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2006 (unaudited)

Investment income
Dividends from affiliated investment company shares	$17,909,407
Interest	2,872,648

Total investment income	20,782,055

Expenses
Custodian and accounting fees	6,703
Professional fees	73,734

Total expenses	80,437
Less: Expense reimbursements	(80,437)

Net expenses	0

Net investment income	20,782,055

Net realized and unrealized gains or losses on investments
Net realized gains on:
Sale of affiliated investment company shares	15,297,944
Capital gain distributions from affiliated investment company shares	63,856,228

Net realized gains on investments	79,154,172
Net change in unrealized gains or losses on investments	123,275,723

Net realized and unrealized gains or losses on investments	202,429,895

Net increase in net assets resulting from operations	$223,211,950

See Notes to Financial Statements

Asset Allocation Trust

STATEMENTS OF CHANGES IN NET ASSETS

	Six MonthsEnded
	June 30,2006		Year Ended
	(unaudited)		December31, 2005 [1]

Operations
Net investment income		$20,782,055		$161,497,287
Net realized gains on investments		79,154,172		146,731,300
Net change in unrealized
gains or losses on investments		123,275,723		(114,189,810)

Net increase in net assets
resulting from operations		223,211,950		194,038,777

Distributions to shareholders from
Net investment income		0		(161,497,287)
Net realized gains		0		(146,731,300)

Total distributions to shareholders		0		(308,228,587)

	Shares		Shares
Transactions in investors'
beneficial interest
Proceeds from contributions	123,349,810	1,254,430,245	76,519,712	765,023,755
Reinvestment of distributions	0	0	30,918,179	308,228,587
Payment for redemptions	(1,313,831)	(13,247,903)	(1,569,421)	(15,512,206)
Net asset value of contributions
issued in conversion	0	0	678,748,339	6,787,483,391

Net increase in net assets resulting
from transactions in investors'
beneficial interest		1,241,182,342		7,845,223,527

Total increase in net assets		1,464,394,292		7,731,033,717
Net assets
Beginning of period		7,731,033,717		0

End of period		$9,195,428,009		$7,731,033,717

Undistributed net investment income		$20,782,055		$0

1 For the period from September 16, 2005 (commencement of operations), to December 31, 2005.

See Notes to Financial Statements

Asset Allocation Trust

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Asset Allocation Trust (the "Trust") was organized as a statutory trust under the laws of the state of Delaware on June 14, 2005 and is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end management investment company. The Trust issues its shares of beneficial interest solely in private placement transactions that do not involve any "public offering" within the meaning of Section 4(2) of the Securities Act of 1933, as amended. The Trust is only offered to Evergreen Asset Allocation Fund, a diversified series of Evergreen Equity Trust, an open-end, management investment company, which was organized as a Delaware statutory trust on September 18, 1997.

Effective the close of business on September 15, 2005, Evergreen Asset Allocation Fund contributed all of its assets to the Trust in a tax-free exchange for 100% of the shares of beneficial interest of the Trust.

The Trust operates as a "fund-of-funds", which invests in shares of GMO-managed mutual funds ("underlying funds"). Each underlying fund's accounting policies are outlined in the underlying fund's financial statements, which are available upon request.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Investments in the underlying funds are valued at the net asset value per share as reported by the underlying funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Investment transactions and investment income

Investment transactions are recorded on trade date. Income dividends and capital gain distributions from underlying funds are recorded on the ex-dividend date. Realized gains and losses resulting from investment transactions are determined on the identified cost basis.

Asset Allocation Trust

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

c. Federal taxes

The Trust intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including net capital gains. Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

3. ADVISORY FEE AND OTHER TRANSACTIONS

Grantham, Mayo, Van Otterloo & Co. LLC ("GMO"), a private company founded in 1977, is the investment advisor to the Trust. GMO also serves as investment advisor to each of the underlying funds. GMO does not receive a fee from the Trust for its advisory services. However, the Trust incurs fees and expenses indirectly as a shareholder of the underlying GMO-managed funds, including its indirect share of management or other fees paid to GMO.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the administrator to the Trust. As administrator, EIS provides the Trust with facilities, equipment and personnel. The Trust does not pay an administrative services fee. During the six months ended June 30, 2006, EIS reimbursed the Trust other expenses in the amount of $80,437.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. The Trust does not pay a transfer agency fee.

4. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investments (excluding short-term investments) were $2,714,058,675 and $1,068,579,500, respectively, for the six months ended June 30, 2006.

On June 30, 2006, the aggregate cost of investments for federal income tax purposes was $8,615,750,953. The gross unrealized appreciation and depreciation on investments based on tax cost was $654,109,961 and $67,647,731, respectively, with a net unrealized appreciation of $586,462,230.

Asset Allocation Trust

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

5. INVESTMENTS IN AFFILIATES

A summary of the Trust's transactions in shares of affiliates during the six months ended June 30, 2006 were as follows:

	Value,		Proceeds		Realized	Value,
	beginning	Cost of	from	Dividend	Gains	end of
Affiliate	of period	Purchases	Sales	Income	Distributions	period

GMO Alpha Only Fund,
Class III	$ 513,337,429	$ 95,294,837	$615,592,522	$ 0	$ 0	$ 0
GMO Alpha Only Fund,
Class IV	0	825,202,830	0	0	0	822,203,165
GMO Core Plus Bond
Fund, Class IV	1,447,691,229	334,324,627	0	0	0	1,773,053,753
GMO Currency Hedged
International Bond
Fund, Class III	277,028,468	355,090	0	0	0	272,157,929
GMO Currency Hedged
International Equity
Fund, Class III	274,200,860	53,980,581	306,011,880	3,702,880	49,894,743	0
GMO Domestic Bond
Fund, Class VI	291,275,858	527,513	0	148,652	0	290,019,319
GMO Emerging Country
Debt Fund, Class IV	44,797,213	61,325	0	0	0	45,861,348
GMO Emerging Markets
Fund, Class VI	367,571,636	526,983	0	0	0	392,143,397
GMO Emerging Markets
Quality Fund, Class VI	299,489,252	11,237,710	0	0	0	331,665,769
GMO Inflation Indexed
Bond Fund, Class III	232,715,004	241,907,811	0	2,677,827	0	466,828,810
GMO International Bond
Fund, Class III	83,817,545	109,822	0	0	0	87,107,175
GMO International Core
Equity Fund, Class III	0	41,019,797	40,907,862	0	0	0
GMO International Core
Equity Fund, Class VI	0	104,648,451	0	0	0	105,457,263
GMO International
Growth Equity Fund,
Class III	727,123,734	45,041,742	0	0	0	845,218,305
GMO International
Intrinsic Value Fund,
Class IV	728,453,482	43,436,518	0	0	0	855,997,900
GMO International
Small Companies
Fund, Class III	63,682,754	60,896	22,862,000	0	0	46,104,683
GMO Real Estate Fund,
Class III	77,806,193	15,197,309	83,205,236	0	15,197,309	0
GMO Short-Duration
Collateral Share Fund,
Class VI	0	533,700,922	0	0	0	541,374,875
GMO Short-Duration
Investment Fund,
Class III	8,233	21	0	10	0	8,537
GMO U.S. Core Equity
Fund, Class VI	1,355,430,590	213,364,867	0	6,438,585	0	1,544,330,102
GMO U.S. Quality Equity
Fund, Class IV	612,388,301	154,059,023	0	3,705,629	0	761,338,294

Asset Allocation Trust

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

6. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. Evergreen Investment Company, LLC ("EIMC"), EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds' prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager's account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers ("NASD") had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD's rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Asset Allocation Trust

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC's ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

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Evergreen Asset Allocation Fund

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended December 31,		Year Ended March 31,		Year Ended February 28,
	June30, 2006
CLASS A	(unaudited)	2005	2004 [1]	2004	2003 [2]	2003 [3]	2002 [3]	2001 [3]

Net asset value, beginning of period	$ 14.09	$ 13.62	$ 12.97	$ 9.91	$ 9.98	$ 10.77	$ 10.80	$ 10.78

Income from investment operations
Net investment income (loss)	(0.06)	0.26	0.24	0.26 [4]	(0.01) [4]	0.16	0.43 [4]	0.47
Net realized and unrealized gains or losses
on investments	0.41	0.80	0.74	3.02	(0.06)	(0.49)	0.04	0.60

Total from investment operations	0.35	1.06	0.98	3.28	(0.07)	(0.33)	0.47	1.07

Distributions to shareholders from
Net investment income	0	(0.36)	(0.24)	(0.21)	0	(0.42)	(0.50)	(0.82)
Net realized gains	(0.20)	(0.23)	(0.09)	(0.01)	0	(0.04)	0	(0.23)

Total distributions to shareholders	(0.20)	(0.59)	(0.33)	(0.22)	0	(0.46)	(0.50)	(1.05)

Net asset value, end of period	$ 14.24	$ 14.09	$ 13.62	$ 12.97	$ 9.91	$ 9.98	$ 10.77	$ 10.80

Total return [5]	2.50%	7.85%	7.55%	33.15%	(0.70%)	(3.16%)	4.43%	10.12%

Ratios and supplemental data
Net assets, end of period (thousands)	$3,485,442	$2,875,596	$1,531,158	$722,977	$25,019	$13,879	$130,926	$112,704
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions [6]	0.88% [7]	0.94%	1.02% [7]	1.17%	1.16% [7]	0.02%	0.00%	0.00%
Expenses excluding waivers/reimbursements
and expense reductions [6]	0.89% [7]	0.97%	1.02% [7]	1.17%	1.60% [7]	0.08%	0.04%	0.04%
Net investment income (loss)	(0.88%) [7]	2.39%	3.19% [7]	1.03%	(1.12%) [7]	2.51%	4.00%	4.13%
Portfolio turnover rate	0%	16% [8]	7%	16%	0%	28%	16%	26%

[1] For the nine months ended December 31, 2004. The Fund changed its fiscal year end from March 31 to December 31, effective December 31, 2004.
[2] For the one month ended March 31, 2003. The Fund changed its fiscal year end from February 28 to March 31, effective March 31, 2003.
[3] Effective at the close of business on October 2, 2002, the Fund acquired the net assets of GMO Global Balanced Allocation Fund ("GMO Fund"). GMO Fund
was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to October 3, 2002 are those of Class III of GMO Fund.
[4] Net investment income (loss) per share is based on average shares outstanding during the period.
[5] Excluding applicable sales charges
[6] Excludes expenses incurred indirectly through investment in underlying funds
[7] Annualized
[8] Represents a blended rate that includes the portfolio turnover for the Fund for the period from January 1, 2005 through September 15, 2005 and the portfolio turnover for Asset Allocation Trust for the period from September 16, 2005 through December 31, 2005.

See Notes to Financial Statements

Evergreen Asset Al location Fund

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended December 31,		Year Ended March 31,		Year Ended
	June 30, 2006					February 28,
CLASS B	(unaudited)	2005	2004 [1]	2004	2003 [2]	2003 [3]

Net asset value, beginning of period	$ 13.95	$ 13.50	$ 12.87	$ 9.87	$ 9.94	$ 10.00

Income from investment operations
Net investment income (loss)	(0.11)	0.17	0.18	0.19 [4]	(0.01) [4]	(0.06) [4]
Net realized and unrealized gains or losses
on investments	0.40	0.77	0.72	2.99	(0.06)	0.28

Total from investment operations	0.29	0.94	0.90	3.18	(0.07)	0.22

Distributions to shareholders from
Net investment income	0	(0.26)	(0.18)	(0.17)	0	(0.28)
Net realized gains	(0.20)	(0.23)	(0.09)	(0.01)	0	0

Total distributions to shareholders	(0.20)	(0.49)	(0.27)	(0.18)	0	(0.28)

Net asset value, end of period	$ 14.04	$ 13.95	$ 13.50	$ 12.87	$ 9.87	$ 9.94

Total return [5]	2.09%	7.08%	6.99%	32.30%	(0.70%)	2.17%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,866,770	$1,696,880	$1,158,216	$668,013	$43,477	$23,364
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions [6]	1.58% [7]	1.64%	1.72% [7]	1.88%	1.89% [7]	1.88% [7]
Expenses excluding waivers/reimbursements
and expense reductions [6]	1.59% [7]	1.67%	1.72% [7]	1.88%	2.33% [7]	2.75% [7]
Net investment income (loss)	(1.58%) [7]	1.44%	2.28% [7]	0.44%	(1.85%) [7]	(1.46%) [7]
Portfolio turnover rate	0%	16% [8]	7%	16%	0%	28%

[1] For the nine months ended December 31, 2004. The Fund changed its fiscal year end from March 31 to December 31, effective December 31, 2004.
[2] For the one month ended March 31, 2003. The Fund changed its fiscal year end from February 28 to March 31, effective March 31, 2003.
[3] For the period from October 3, 2002 (commencement of class operations), to February 28, 2003.
[4] Net investment income (loss) per share is base d on average shares outstanding during the period.
[5] Excluding applicable sales charges
[6] Excludes expenses incurred indirectly through investment in unde rlying funds
[7] Annualized
[8] Represents a blended rate that includes the portfolio turnover for the Fund for the period from January 1, 2005 through September 15, 2005 and the portfolio turnover for Asset Allocation Trust for the period from September 16, 2005 through December 31, 2005.

See Notes to Financial Statements

Evergreen Asset Al location Fund

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended December 31,		Year Ended March 31,		Year Ended
	June 30, 2006					February 28,
CLASS C	(unaudited)	2005	2004 [1]	2004	2003 [2]	2003 [3]

Net asset value, beginning of period	$ 13.71	$ 13.28	$ 12.67	$ 9.72	$ 9.80	$ 10.00

Income from investment operations
Net investment income (loss)	(0.10)	0.18	0.19	0.18 [4]	(0.01) [4]	(0.07) [4]
Net realized and unrealized gains or losses
on investments	0.39	0.75	0.69	2.96	(0.07)	0.30

Total from investment operations	0.29	0.93	0.88	3.14	(0.08)	0.23

Distributions to shareholders from
Net investment income	0	(0.27)	(0.18)	(0.18)	0	(0.43)
Net realized gains	(0.20)	(0.23)	(0.09)	(0.01)	0	0

Total distributions to shareholders	(0.20)	(0.50)	(0.27)	(0.19)	0	(0.43)

Net asset value, end of period	$ 13.80	$ 13.71	$ 13.28	$ 12.67	$ 9.72	$ 9.80

Total return [5]	2.13%	7.10%	6.96%	32.36%	(0.82%)	2.27%

Ratios and supplemental data
Net assets, end of period (thousands)	$3,621,181	$3,017,854	$1,614,975	$849,900	$22,566	$12,306
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions [6]	1.58% [7]	1.64%	1.72% [7]	1.88%	1.90% [7]	1.86% [7]
Expenses excluding waivers/reimbursements
and expense reductions [6]	1.59% [7]	1.67%	1.72% [7]	1.88%	2.34% [7]	2.66% [7]
Net investment income (loss)	(1.58%) [7]	1.69%	2.43% [7]	0.37%	(1.86%) [7]	(1.76%) [7]
Portfolio turnover rate	0%	16% [8]	7%	16%	0%	28%

[1] For the nine months ended December 31, 2004. The Fund changed its fiscal year end from March 31 to December 31, effective December 31, 2004.
[2] For the one month ended March 31, 2003. The Fund changed its fiscal year end from February 28 to March 31, effective March 31, 2003.
[3] For the period from October 3, 2002 (commencement of class operations), to February 28, 2003.
[4] Net investment income (loss) per share is base d on average shares outstanding during the period.
[5] Excluding applicable sales charges
[6] Excludes expenses incurred indirectly through investment in unde rlying funds
[7] Annualized
[8] Represents a blended rate that includes the portfolio turnover for the Fund for the period from January 1, 2005 through September 15, 2005 and the portfolio turnover for Asset Allocation Trust for the period from September 16, 2005 through December 31, 2005.

See Notes to Financial Statements

Evergreen Asset Al location Fund

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended December 31,		Year Ended March 31,		Year Ended
	June 30, 2006					February 28,
CLASS I	(unaudited)	2005	2004 [1]	2004	2003 [2]	2003 [3]

Net asset value, beginning of period	$ 14.16	$ 13.68	$ 13.02	$ 9.92	$ 9.98	$10.00

Income from investment operations
Net investment income (loss)	(0.04)	0.27	0.22	0.30 [4]	(0.01) [4]	0.29
Net realized and unrealized gains or losses
on investments	0.41	0.82	0.79	3.03	(0.05)	(0.05)

Total from investment operations	0.37	1.09	1.01	3.33	(0.06)	0.24

Distributions to shareholders from
Net investment income	0	(0.38)	(0.26)	(0.22)	0	(0.26)
Net realized gains	(0.20)	(0.23)	(0.09)	(0.01)	0	0

Total distributions to shareholders	(0.20)	(0.61)	(0.35)	(0.23)	0	(0.26)

Net asset value, end of period	$ 14.33	$ 14.16	$ 13.68	$ 13.02	$ 9.92	$ 9.98

Total return	2.63%	8.11%	7.79%	33.65%	(0.60%)	2.41%

Ratios and supplemental data
Net assets, end of period (thousands)	$229,934	$171,789	$90,202	$46,970	$15,039	$ 22
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions [5]	0.58% [6]	0.64%	0.72% [6]	0.88%	0.91% [6]	0.91% [6]
Expenses excluding waivers/reimbursements
and expense reductions [5]	0.59% [6]	0.67%	0.72% [6]	0.88%	1.19% [6]	1.73% [6]
Net investment income (loss)	(0.58%) [6]	2.75%	3.64% [6]	1.56%	(0.87%) [6]	7.00% [6]
Portfolio turnover rate	0%	16% [7]	7%	16%	0%	28%

[1] For the nine months ended December 31, 2004. The Fund changed its fiscal year end from March 31 to December 31, effective December 31, 2004.
[2] For the one month ended March 31, 2003. The Fund changed its fiscal year end from February 28 to March 31, effective March 31, 2003.
[3] For the period from October 3, 2002 (commencement of class operations), to February 28, 2003.
[4] Net investment income (loss) per share is base d on average shares outstanding during the period.
[5] Excludes expenses incurred indirectly through investment in unde rlying funds
[6] Annualized
[7] Represents a blended rate that includes the portfolio turnover for the Fund for the period from January 1, 2005 through September 15, 2005 and the portfolio turnover for Asset Allocation Trust for the period from September 16, 2005 through December 31, 2005.

See Notes to Financial Statements

Evergreen Asset Al location Fund

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended December 31,
	June 30, 2006			Year Ended
CLASS R	(unaudited)	2005	2004 [1]	March 31, 2004 [2]

Net asset value, beginning of period	$14.02	$13.59	$12.96	$11.95

Income from investment operations
Net investment income (loss)	(0.07)	0.31	0.18	0.07 [3]
Net realized and unrealized gains or losses on investments	0.40	0.71	0.79	1.16

Total from investment operations	0.33	1.02	0.97	1.23

Distributions to shareholders from
Net investment income	0	(0.36)	(0.25)	(0.21)
Net realized gains	(0.20)	(0.23)	(0.09)	(0.01)

Total distributions to shareholders	(0.20)	(0.59)	(0.34)	(0.22)

Net asset value, end of period	$14.15	$14.02	$13.59	$12.96

Total return	2.37%	7.63%	7.53%	10.32%

Ratios and supplemental data
Net assets, end of period (thousands)	$7,792	$7,066	$ 496	$ 1
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions [4]	1.08% [5]	1.15%	1.27% [5]	1.20% [5]
Expenses excluding waivers/reimbursements
and expense reductions [4]	1.09% [5]	1.18%	1.27% [5]	1.20% [5]
Net investment income (loss)	(1.08%) [5]	5.19%	13.43% [5]	1.28% [5]
Portfolio turnover rate	0%	16% [6]	7%	16%

[1] For the nine months ended December 31, 2004. The Fund changed its fiscal year end from March 31 to December 31, effective Dece mber 31, 2004.
[2] For the period from October 10, 2003 (commen cement of class operations), to March 31, 2004.
[3] Net investment income (loss) per share is based on average shares outstanding during the period.
[4] Excludes expenses incurred indirectly through investment in underlying funds
[5] Annualized
[6] Represents a blended rate that includes the portfolio turnov er for the Fund for the period from January 1, 2005 through September 15, 2005 and the portfolio turnover for Asset Allocation Trust for the period from September 16, 2005 through December 31, 2005.

See Notes to Financial Statements

Evergreen Asset Allocation Fund

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006 (unaudited)

Assets
Investment in Asset Allocation Trust, at value (cost $8,508,138,533)	$9,195,428,009
Receivable for Fund shares sold	33,683,720
Prepaid expenses and other assets	521,304

Total assets	9,229,633,033

Liabilities
Payable for Fund shares redeemed	16,745,525
Advisory fee payable	238,689
Distribution Plan expenses payable	534,742
Due to other related parties	80,914
Accrued expenses and other liabilities	913,546

Total liabilities	18,513,416

Net assets	$9,211,119,617

Net assets represented by
Paid-in capital	$8,579,802,839
Undistributed net investment loss	(55,891,406)
Accumulated net realized losses on investments	(81,292)
Net unrealized gains on investments	687,289,476

Total net assets	$9,211,119,617

Net assets consists of
Class A	$3,485,442,233
Class B	1,866,770,482
Class C	3,621,181,039
Class I	229,933,573
Class R	7,792,290

Total net assets	$9,211,119,617

Shares outstanding (unlimited number of shares authorized)
Class A	244,824,127
Class B	132,954,488
Class C	262,419,776
Class I	16,041,715
Class R	550,761

Net asset value per share
Class A	$14.24
Class A - Offering price (based on sales charge of 5.75%)	$15.11
Class B	$14.04
Class C	$13.80
Class I	$14.33
Class R	$14.15

See Notes to Financial Statements

Evergreen Asset Allocation Fund

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2006 (unaudited)

Investment Income
Dividends from investment company shares	$0

Expenses
Advisory fee	14,182,183
Distribution Plan expenses
Class A	4,857,043
Class B	9,004,564
Class C	16,919,645
Class R	19,126
Administrative services fee	4,290,678
Transfer agent fees	5,003,988
Trustees' fees and expenses	91,847
Printing and postage expenses	382,232
Custodian and accounting fees	1,103,278
Registration and filing fees	237,016
Professional fees	79,944
Other	73,946

Total expenses	56,245,490
Less: Expense reductions	(78,660)
Fee waivers	(319,497)

Net expenses	55,847,333

Net investment loss	(55,847,333)

Net realized and unrealized gains or losses on investments
Net realized gains on the sale of investment company shares	109,589
Net change in unrealized gains or losses from investments	223,102,361

Net realized and unrealized gains or losses on investments	223,211,950

Net increase in net assets resulting from operations	$167,364,617

See Notes to Financial Statements

Evergreen Asset Allocation Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six MonthsEnded
	June 30,2006		Year Ended
	(unaudited)		December31, 2005

Operations
Net investment income (loss)		$(55,847,333)		$115,711,029
Net realized gains on investments		109,589		224,319,917
Net change in unrealized
gains or losses on investments		223,102,361		134,175,129

Net increase in net assets
resulting from operations		167,364,617		474,206,075

Distributions to shareholders from
Net investment income
Class A		0		(69,633,496)
Class B		0		(30,946,850)
Class C		0		(57,121,716)
Class I		0		(4,594,636)
Class R		0		(173,348)
Net realized gains
Class A		(45,485,086)		(37,211,012)
Class B		(25,751,318)		(24,383,133)
Class C		(49,158,729)		(40,219,248)
Class I		(2,993,598)		(2,237,614)
Class R		(118,293)		(51,745)

Total distributions to shareholders		(123,507,024)		(266,572,798)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	58,715,106	845,423,804	111,046,199	1,534,964,432
Class B	19,485,223	277,049,913	44,731,252	609,525,164
Class C	54,984,640	769,133,112	111,757,784	1,502,233,142
Class I	5,517,463	79,718,235	6,508,771	90,943,836
Class R	192,041	2,745,749	473,074	6,664,930

		1,974,070,813		3,744,331,504

Net asset value of shares issued in
reinvestment of distributions
Class A	2,615,834	37,721,259	6,315,114	88,510,661
Class B	1,651,669	23,536,497	3,624,469	50,079,880
Class C	2,464,029	34,521,438	5,013,455	68,205,998
Class I	120,043	1,741,828	234,680	3,311,406
Class R	5,744	82,376	11,218	157,049

		97,603,398		210,264,994

Automatic conversion of Class B shares
to Class A shares
Class A	1,959,446	28,191,664	2,155,177	29,781,830
Class B	(1,983,014)	(28,191,664)	(2,182,033)	(29,781,830)

		0		0

Payment for shares redeemed
Class A	(22,563,762)	(323,675,134)	(27,810,259)	(384,758,486)
Class B	(7,874,283)	(111,752,445)	(10,311,257)	(141,111,854)
Class C	(15,156,202)	(211,074,415)	(18,221,894)	(245,065,927)
Class I	(1,724,072)	(24,934,823)	(1,209,224)	(16,930,462)
Class R	(151,205)	(2,159,984)	(16,623)	(225,850)

		(673,596,801)		(788,092,579)

See Notes to Financial Statements

Evergreen Asset Allocation Fund

STATEMENTS OF CHANGES IN NET ASSETS continued

Six Months Ended
	June 30, 2006	Year Ended
	(unaudited)	December 31, 2005

Capital share transactions
continued
Net increase in net assets resulting
from capital share transactions	$ 1,398,077,410	$ 3,166,503,919

Total increase in net assets	1,441,935,003	3,374,137,196
Net assets
Beginning of period	7,769,184,614	4,395,047,418

End of period	$ 9,211,119,617	$ 7,769,184,614

Undistributed (overdistributed)
net investment income (loss)	$ (55,891,406)	$ (44,073)

See Notes to Financial Statements

Evergreen Asset Allocation Fund

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Asset Allocation Fund (the "Fund") is a diversified series of Evergreen Equity Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

Effective at the close of business on September 15, 2005, the Fund contributed all of its investable assets to Asset Allocation Trust in a tax-free exchange for 100% of the shares of beneficial interest of Asset Allocation Trust. The Fund invests all of its investable assets in Asset Allocation Trust, a fund-of-funds, which allocates its investments among mutual funds advised by Grantham, Mayo, Van Otterloo & Co. LLC investing in both U.S. and foreign equity and debt securities ("underlying funds"). The Fund operates as a "fund-of-funds" which invests in shares of Asset Allocation Trust. At June 30, 2006, the Fund owned 100% of Asset Allocation Trust. The financial statements of Asset Allocation Trust, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund offers Class A, Class B, Class C, Class R and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class R shares are only available to participants in certain retirement plans and are sold without a front-end sales charge or contingent deferred sales charge. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

The Fund records its investment in Asset Allocation Trust at fair value. The valuation of investments in the underlying funds held by Asset Allocation Trust is discussed in its Notes to Financial Statements, which is included elsewhere in this report.

Prior to its investment in Asset Allocation Trust, the Fund valued its investments in the underlying funds at the net asset value per share as reported by the underlying funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange was open for trading.

Evergreen Asset Allocation Fund

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

b. Investment transactions and investment income

Investment transactions are recorded on trade date. Income dividends and capital gain distributions from underlying funds are recorded on the ex-dividend date. Realized gains and losses resulting from investment transactions are determined on the identified cost basis.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.47% and declining to 0.20% as average daily net assets increase. Prior to February 1, 2006, EIMC was paid an annual fee starting at 0.49% and declining to 0.35% as average daily net assets increased.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended June 30, 2006, EIMC waived its advisory fee in the amount of $319,497.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended June 30, 2006, the transfer agent fees were equivalent to an annual rate of 0.12% of the Fund's average daily net assets.

Evergreen Asset Allocation Fund

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares, 0.50% of the average daily net assets for Class R shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended June 30, 2006, EIS received $1,453,674 from the sale of Class A shares and $20,791, $2,248,572 and $335,494 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

For the six months ended June 30, 2006 the Fund made aggregate purchases and sales of $1,254,430,245 and $13,247,903, respectively, in its investment into Asset Allocation Trust.

On June 30, 2006, the aggregate cost of investments for federal income tax purposes was $8,508,028,944. The gross unrealized appreciation and depreciation on investments based on tax cost was $687,399,065 and $0, respectively, with a net unrealized appreciation of $687,399,065.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended June 30, 2006, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear

Evergreen Asset Allocation Fund

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months June 30, 2006 the Fund had no borrowings under this agreement.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds' prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager's account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers ("NASD") had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD's rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring

Evergreen Asset Allocation Fund

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC's ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

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TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

Patricia B. Norris [2]	Former Partner, PricewaterhouseCoopers LLP
Trustee
DOB: 4/9/1948
Term of office since: 2006
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash
DOB: 2/20/1943	Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA [3]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [4]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma [5]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce [5]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos [5]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

[1] Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office.
Each Trustee oversees 91 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.
2 Ms. Norris' information is as of July 1, 2006, the effective date of her trusteeship.
3 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund's investment advisor.
[4] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
[5] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

568007 rv3  8/2006

Evergreen Envision Growth Fund

Evergreen

ENVISION GROWTH FUND

Semiannual Report
as of June 30, 2006

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	ABOUT YOUR FUND’S EXPENSES
6	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
11	STATEMENT OF ASSETS AND LIABILITIES
12	STATEMENT OF OPERATIONS
13	STATEMENT OF CHANGES IN NET ASSETS
14	NOTES TO FINANCIAL STATEMENTS
19	ADDITIONAL INFORMATION
20	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

August 2006

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Envision Growth Fund, covering the period ended June 30, 2006.

The backdrop for investing in the world’s stock and bond markets changed dramatically during the first half of 2006 as investors adjusted their expectations to shifting economic conditions.

A great deal of confusing and sometimes contradictory evidence emerged about the economy during the period. The economic expansion showed remarkable durability, most notably in the first quarter of 2006 when Gross Domestic Product grew at an annualized rate of 5.6% . However, that torrid growth trajectory did not appear to be sustainable. Based on reported trends in housing, employment and retail sales, personal consumption for the second quarter was anticipated to grow at one-half the rate of the first quarter. Estimates of increases in corporate capital expenditures also were being reduced. While many observers debated whether or not short-term volatility might be an early indicator of a weakened economy, Evergreen’s Investment Strategy Committee focused on a variety of signals pointing to the stamina of the economic expansion. Although the rates of increases in corporate profits, capital expenditures and personal consumption were starting to decline, all these economic indicators were still rising, at what we believed to be a more sustainable pace.

1

LETTER TO SHAREHOLDERS continued

Highly influenced by the actions of the U.S. Federal Reserve Board (“Fed”) and other central banks to raise short-term rates, fixed income markets offered more modest results, albeit with some volatility. While the global economic expansion persisted, the central banks remained vigilant against the possibility of renewed inflation resulting from rapidly rising prices for energy and basic materials as well as from increased government spending. Over the course of the period, the Fed raised the target fed funds rate, at each of its four policy meetings, up to 5.25% by June 30, 2006. Other major central banks also raised rates, although less aggressively than the Fed. In the domestic fixed income market, long-term interest rates, which had shown more stability than short-term rates prior to the period, backed up, resulting in price erosion for many fixed income securities.

Domestic stocks tended to produce moderate, positive performance, but the returns masked considerable volatility in the equity markets. Stock performance was uneven from sector to sector and results were heavily influenced by returns from relatively focused groups of stocks. International stocks generated higher returns, but with even greater volatility. Both domestic and international stock markets saw dramatic reversals in investor sentiment in the final two months of the period as investors across the globe grew more anxious that rising interest rates could stall the economic expansion.

In this environment, the managers of Evergreen’s Envision Funds endeavored to make solid portfolio decisions based on long-term fundamentals. For example, in the fund of fund approach, our equity teams emphasized higher-quality

2

LETTER TO SHAREHOLDERS continued

companies with solid balance sheets, healthy cash flows and more consistent profitability. The fixed-income managers also used more conservative strategies emphasizing credit quality and appropriate durations as economic growth moderated and market interest rates inched higher.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of June 30, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Matthew S. Wedding

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 6/30/2006.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 1/3/2006
	Class A	Class B	Class C	Class I
Class inception date	1/3/2006	1/3/2006	1/3/2006	1/3/2006

Nasdaq symbol	EEGAX	EEGBX	EEGCX	EEGIX

Cumulative return

Since portfolio inception with sales charge	-1.72%	-1.90%	2.10%	N/A

Since portfolio inception w/o sales charge	3.20%	3.10%	3.10%	3.24%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance results are extremely short term and may not provide an adequate basis for evaluating a fund’s performance over varying market conditions or economic cycles. Unusual investment returns may be a result of a fund’s recent inception, existing market and economic conditions, or the increased potential of a single underlying fund affecting fund performance due to the smaller asset size. Most mutual funds are intended to be long-term investments.

The advisor is reimbursing the fund for a portion of other expenses and a portion of the 12b-1 fee for Class A. Had the fees and expenses not been reimbursed, returns would have been lower.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

Mid-cap securities may be subject to special risks associated with narrower product lines and limited financial resources than compared to their large-cap counterparts and, as a result, mid-cap securities may decline significantly in market downturns.

The stocks of smaller companies may be more volatile than those of larger companies due to the higher risk of failure.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the underlying funds and the buying and selling of bonds by the underlying funds. Bond funds have the same inflation, interest rate and credit risks as the individual bonds held by the underlying funds. Generally, the value of bond funds rise when prevailing interest rates fall, and fall when interest rates rise.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

Asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than other types of debt securities, which can limit the potential for gain in a declining interest rate environment and increase the potential for loss in a rising interest rate environment. Mortgage-backed securities may also be structured so that they are particularly sensitive to interest rates.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices, or currency rates are changing.

Because the fund invests primarily in other mutual funds, it will incur fees and expenses indirectly as a shareholder of the underlying funds. For more information regarding the expenses of the underlying funds, see the fund’s prospectus.

All data is as of June 30, 2006, and subject to change.

4

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The accrued expense Example is based on an investment of $1,000 invested at the beginning of the period from January 3, 2006 (commencement of operations) to June 30, 2006. The hypothetical expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Ending
	Beginning	Account	Expenses
	Account	Value	Paid During
	Value	6/30/2006	Period

Actual
Class A	$ 1,000.00	$ 1,031.98	$ 3.02*
Class B	$ 1,000.00	$ 1,031.00	$ 6.74*
Class C	$ 1,000.00	$ 1,031.00	$ 6.78*
Class I	$ 1,000.00	$ 1,032.39	$ 1.93*
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,021.77	$ 3.06**
Class B	$ 1,000.00	$ 1,018.05	$ 6.80**
Class C	$ 1,000.00	$ 1,018.00	$ 6.85**
Class I	$ 1,000.00	$ 1,022.86	$ 1.96**

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class
(0.61% for Class A, 1.36% for Class B, 1.37% for Class C and 0.39% for Class I), multiplied by the average account value over the period since each class’ commencement of operations
(January 3, 2006), multiplied by 178 / 365 days.
** For each class of the Fund, expenses are equal to the annualized expense ratio of each class
(0.61% for Class A, 1.36% for Class B, 1.37% for Class C and 0.39% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

Period Ended
June 30, 2006[1]
CLASS A	(unaudited)

Net asset value, beginning of period	$10.00

Income from investment operations
Net investment income (loss)	0.01
Net realized and unrealized gains or losses on investments	0.31[2]

Total from investment operations	0.32

Distributions to shareholders from
Net investment income	(0.01)

Net asset value, end of period	$10.31

Total return[3]	3.20%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,408
Ratios to average net assets
Expenses including reimbursements but excluding expense reductions	0.61%[4]
Expenses excluding reimbursements and expense reductions	13.12%[4]
Net investment income (loss)	0.70%[4]
Portfolio turnover rate	4%

[1] For the period from January 3, 2006 (commencement of class operations), to June 30, 2006.
[2] The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values of the portfolio.
[3] Excluding applicable sales charges
[4] Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

Period Ended
June 30, 2006[1]
CLASS B	(unaudited)

Net asset value, beginning of period	$10.00

Income from investment operations
Net investment income (loss)	0
Net realized and unrealized gains or losses on investments	0.31[2]

Total from investment operations	0.31

Net asset value, end of period	$10.31

Total return[3]	3.10%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,947
Ratios to average net assets
Expenses including reimbursements but excluding expense reductions	1.36%[4]
Expenses excluding reimbursements and expense reductions	13.82%[4]
Net investment income (loss)	(0.09%)[4]
Portfolio turnover rate	4%

[1] For the period from January 3, 2006 (commencement of class operations), to June 30, 2006.
[2] The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values of the portfolio.
[3] Excluding applicable sales charges
[4] Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

Period Ended
June 30, 2006[1]
CLASS C	(unaudited)

Net asset value, beginning of period	$10.00

Income from investment operations
Net investment income (loss)	0
Net realized and unrealized gains or losses on investments	0.31[2]

Total from investment operations	0.31

Net asset value, end of period	$10.31

Total return[3]	3.10%

Ratios and supplemental data
Net assets, end of period (thousands)	$ 414
Ratios to average net assets
Expenses including reimbursements but excluding expense reductions	1.37%[4]
Expenses excluding reimbursements and expense reductions	13.83%[4]
Net investment income (loss)	(0.05%)[4]
Portfolio turnover rate	4%

[1] For the period from January 3, 2006 (commencement of class operations), to June 30, 2006.
[2] The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values of the portfolio.
[3] Excluding applicable sales charges
[4] Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

Period Ended
June 30, 2006[1]
CLASS I	(unaudited)

Net asset value, beginning of period	$10.00

Income from investment operations
Net investment income (loss)	0.04
Net realized and unrealized gains or losses on investments	0.28[2]

Total from investment operations	0.32

Distributions to shareholders from
Net investment income	(0.01)

Net asset value, end of period	$10.31

Total return	3.24%

Ratios and supplemental data
Net assets, end of period (thousands)	$1
Ratios to average net assets
Expenses including reimbursements but excluding expense reductions	0.39%[3]
Expenses excluding reimbursements and expense reductions	12.85%[3]
Net investment income (loss)	0.69%[3]
Portfolio turnover rate	4%

[1] For the period from January 3, 2006 (commencement of class operations), to June 30, 2006.
[2] The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values of the portfolio.
[3] Annualized

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

June 30, 2006 (unaudited)

	Shares	Value

MUTUAL FUND SHARES 99.7%
INTERNATIONAL EQUITY 20.0%
Evergreen International Equity Fund, Class I ø	69,291	$754,036

U.S. EQUITY 59.6%
Evergreen Disciplined Small-Mid Value Fund, Class I ø	52,578	573,084
Evergreen Disciplined Value Fund, Class I ø	34,203	571,105
Evergreen Small-Mid Growth Fund, Class I ø	47,016	550,356
Evergreen Strategic Growth Fund, Class I ø	20,196	551,399

		2,245,944

U.S. FIXED INCOME 20.1%
Evergreen Core Bond Fund, Class I ø	38,216	397,119
Evergreen Ultra Short Opportunities Fund, Class I ø	36,347	360,608

		757,727

Total Investments (cost $3,802,555) 99.7%		3,757,707
Other Assets and Liabilities 0.3%		11,718

Net Assets 100.0%		$3,769,425

ø Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the underlying fund.

The following table shows portfolio composition as a percent of total investments as of June 30, 2006:

Mutual Fund Shares – Equity	79.8%
Mutual Fund Shares – Fixed Income	20.2%

100.0%

The following table shows the percent of total investments by sector as of June 30, 2006:

U.S. Equity	59.8%
U.S. Fixed Income	20.2%
International Equity	20.0%

100.0%

See Notes to Financial Statements

10

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006 (unaudited)

Assets
Investments in affiliates, at value (cost $3,802,555)	$3,757,707
Cash	78,571
Receivable for Fund shares sold	82,833
Dividends receivable	3,042
Receivable from investment advisor	3,638
Prepaid expenses and other assets	853

Total assets	3,926,644

Liabilities
Payable for securities purchased	76,993
Payable for Fund shares redeemed	8,954
Distribution Plan expenses payable	168
Due to other related parties	1,328
Accrued expenses and other liabilities	69,776

Total liabilities	157,219

Net assets	$3,769,425

Net assets represented by
Paid-in capital	$3,814,267
Overdistributed net investment income	(14)
Accumulated net realized gains on investments	20
Net unrealized losses on investments	(44,848)

Total net assets	$3,769,425

Net assets consists of
Class A	$1,407,661
Class B	1,946,594
Class C	414,139
Class I	1,031

Total net assets	$3,769,425

Shares outstanding (unlimited number of shares authorized)
Class A	136,518
Class B	188,828
Class C	40,179
Class I	100

Net asset value per share
Class A	$10.31
Class A — Offering price (based on sales charge of 4.75%)	$10.82
Class B	$10.31
Class C	$10.31
Class I	$10.31

See Notes to Financial Statements

11

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2006 (unaudited) (a)

Investment income
Dividends from affiliated investment company shares	$7,976

Expenses
Distribution Plan expenses
Class A	692
Class B	3,203
Class C	657
Transfer agent fees	14,162
Trustees’ fees and expenses	1,203
Printing and postage expenses	11,535
Custodian and accounting fees	2,065
Registration and filing fees	35,328
Professional fees	12,627
Other	2,213

Total expenses	83,685
Less: Expense reductions	(19)
Expense reimbursements	(77,008)

Net expenses	6,658

Net investment income	1,318

Net realized and unrealized gains or losses on investments
Net realized gains on sale of affiliated investment company shares	20
Net change in unrealized gains or losses on investments	(44,848)

Net realized and unrealized gains or losses on investments	(44,828)

Net decrease in net assets resulting from operations	$(43,510)

(a) For the period from January 3, 2006 (commencement of operations), to June 30, 2006.

See Notes to Financial Statements

12

STATEMENT OF CHANGES IN NET ASSETS

Period Ended June 30, 2006 (unaudited) (a)

Operations
Net investment income		$1,318

Net realized gains on investments		20
Net change in unrealized gains or losses on investments		(44,848)

Net decrease in net assets resulting from operations		(43,510)

Distributions to shareholders from
Net investment income
Class A		(1,330)
Class I		(2)

Total distributions to shareholders		(1,332)

	Shares
Capital share transactions
Proceeds from shares sold
Class A	138,169	1,439,348
Class B	198,595	2,070,491
Class C	40,484	424,141
Class I	100	1,000

		3,934,980

Net asset value of shares issued in reinvestment of distributions
Class A	129	1,329

Payment for shares redeemed
Class A	(1,780)	(18,934)
Class B	(9,767)	(99,947)
Class C	(305)	(3,161)

		(122,042)

Net increase in net assets resulting from capital share transactions		3,814,267

Total increase in net assets		3,769,425
Net assets
Beginning of period		0

End of period		$3,769,425

Overdistributed net investment income		$(14)

(a) For the period from January 3, 2006 (commencement of operations), to June 30, 2006.

See Notes to Financial Statements

13

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Envision Growth Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund operates as a “fund-of-funds”, which invests in shares of Evergreen-managed mutual funds (“underlying funds”). Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements, which are available upon request.

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Investments in the underlying funds are valued at the net asset value per share as reported by the underlying funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

b. Investment transactions and investment income

Investment transactions are recorded on trade date. Income dividends and capital gain distributions from underlying funds are recorded on the ex-dividend date. Realized gains and losses resulting from investment transactions are determined on the identified cost basis.

c. Federal taxes

The Fund intends to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains. Accordingly, no provision for federal taxes is required.

14

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

d. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund. EIMC does not receive a direct fee from the Fund for its services. However, the Fund incurs fees and expenses indirectly as a shareholder of the underlying Evergreen-managed funds, including its indirect share of management or other fees paid to EIMC.

From time to time, EIMC may voluntarily or contractually reimburse expenses in order to limit operating expenses. During the period ended June 30, 2006, EIMC reimbursed other expenses in the amount of $76,893 and Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $115.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel. EIS receives no compensation from the Fund for its services.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the period ended June 30, 2006, the transfer agent fees were equivalent to an annual rate of 2.30% of the Fund’s average daily net assets.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the period ended June 30, 2006, EIS received $4,584 from the sale of Class A shares.

15

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investments (excluding short-term investments) were $3,849,719 and $47,184, respectively, for the period ended June 30, 2006.

On June 30, 2006, the aggregate cost of investments for federal income tax purposes was $3,802,555. The gross unrealized appreciation and depreciation on investments based on tax cost was $3,392 and $48,240, respectively, with a net unrealized depreciation of $44,848.

6. INVESTMENTS IN AFFILIATES

A summary of the Fund’s transactions in shares of affiliates during the period ended June 30, 2006 were as follows:

	Value,		Proceeds		Realized	Value,
	beginning	Cost of	from	Dividend	Gains	end of
Affiliate	of period	Purchases	Sales	Income	Distributions	period

Evergreen Core Bond
Fund, Class I	$ 0	$ 404,213	$ 4,952	$ 2,920	$ 0	$ 397,119
Evergreen Disciplined
Small-Mid Value Fund,
Class I	0	557,457	7,074	0	0	573,084
Evergreen Disciplined
Value Fund, Class I	0	577,458	7,084	1,995	0	571,105
Evergreen International
Equity Fund, Class I	0	769,948	9,431	0	0	754,036
Evergreen Small-Mid
Growth Fund, Class I	0	577,457	7,089	0	0	550,356
Evergreen Strategic
Growth Fund, Class I	0	577,469	7,074	0	0	551,399
Evergreen Ultra Short
Opportunities Fund,
Class I	0	365,717	4,480	3,061	0	360,608

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the period ended June 30, 2006, the Fund did not participate in the interfund lending program.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses

16

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring

17

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

18

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

The Fund’s Board of Trustees considered the initial investment advisory agreement between the Fund and EIMC at a meeting held in June of 2005. At the meeting, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the investment advisory agreement.

The Board of Trustees meets with representatives of Evergreen during the course of the year, and, in considering the advisory and administrative arrangements for the Fund, the Trustees took into account information provided in those meetings.

The disinterested Trustees discussed the approval of the investment advisory agreement with representatives of Evergreen and with legal counsel. In all of its deliberations with respect to the Fund and the investment advisory agreement, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the Fund. In considering the investment advisory agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. This summary describes the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

In considering approval of the Fund’s investment advisory agreement with EIMC the Trustees considered, among other factors, the portfolio management team’s investment approach, EIMC’s demonstrated capability in the Fund’s investment universe, the anticipated expenses of the Fund, and the fact that the Fund would pay no management fee to EIMC or administration fee to EIS, although EIMC and EIS would receive management and administration fees from the underlying Evergreen funds. The Trustees reviewed comparisons of the Fund’s projected expenses to the expenses of funds with similar investment strategies as well as information regarding EIMC’s historical investment performance with respect to comparable investment products. In their consideration of the fee to be paid by the Fund to EIMC, the Trustees considered information provided by EIMC regarding the profitability of the Envision product to EIMC, which the Trustees considered both without taking into account distribution expenses and taking into account distribution expenses, on the basis of which the Trustees determined that the likely profitability to EIMC from the Fund appeared reasonable. The Trustees did not consider the extent to which economies of scale would be realized as the Fund grows because the Fund does not pay an advisory fee to EIMC.

In considering the investment advisory agreement, the Trustees took into account indirect bene-fits to EIMC, including, among others, the fact that growth in the assets within the Fund would result in additions to assets under management in the underlying Evergreen funds, that EIMC benefits from soft-dollar research and brokerage services from transactions by the Evergreen funds, and that Wachovia Securities and its affiliates receive revenues from providing brokerage services to the underlying Evergreen funds. The Trustees concluded that the arrangements to be put in place with respect to the Fund were comparable to those in place for the Evergreen funds generally and appeared reasonable in light of that consideration.

The Trustees concluded that approval of the investment advisory agreement with EIMC would be in the best interests of the Fund’s shareholders in view of the portfolio management team’s past performance, the fact that EIMC would be charging no fees at the Envision fund level, and the fact that the Fund’s projected overall expense ratios appeared reasonable.

19

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

Patricia B. Norris[2]	Former Partner, PricewaterhouseCoopers LLP
Trustee
DOB: 4/9/1948
Term of office since: 2006
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
(communications); Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

20

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash
DOB: 2/20/1943	Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[3]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[4]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[5]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[5]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[5]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1	Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office.
Each Trustee oversees 91 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.
2	Ms. Norris’ information is as of July 1, 2006, the effective date of her trusteeship.
3	Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund’s investment advisor.
4	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
5	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.
Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

21

577363 8/2006

Evergreen Envision Growth and Income Fund

Evergreen

ENVISION GROWTH AND INCOME FUND

Semiannual Report
as of June 30, 2006

Evergreen Investments™
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	ABOUT YOUR FUND’S EXPENSES
6	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
11	STATEMENT OF ASSETS AND LIABILITIES
12	STATEMENT OF OPERATIONS
13	STATEMENT OF CHANGES IN NET ASSETS
14	NOTES TO FINANCIAL STATEMENTS
19	ADDITIONAL INFORMATION
20	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

August 2006

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Envision Growth and Income Fund, covering the period ended June 30, 2006.

The backdrop for investing in the world’s stock and bond markets changed dramatically during the first half of 2006 as investors adjusted their expectations to shifting economic conditions.

A great deal of confusing and sometimes contradictory evidence emerged about the economy during the period. The economic expansion showed remarkable durability, most notably in the first quarter of 2006 when Gross Domestic Product grew at an annualized rate of 5.6% . However, that torrid growth trajectory did not appear to be sustainable. Based on reported trends in housing, employment and retail sales, personal consumption for the second quarter was anticipated to grow at one-half the rate of the first quarter. Estimates of increases in corporate capital expenditures also were being reduced. While many observers debated whether or not short-term volatility might be an early indicator of a weakened economy, Evergreen’s Investment Strategy Committee focused on a variety of signals pointing to the stamina of the economic expansion. Although the rates of increases in corporate profits, capital expenditures and personal consumption were starting to decline, all these economic indicators were still rising, at what we believed to be a more sustainable pace.

1

LETTER TO SHAREHOLDERS continued

Highly influenced by the actions of the U.S. Federal Reserve Board (“Fed”) and other central banks to raise short-term rates, fixed income markets offered more modest results, albeit with some volatility. While the global economic expansion persisted, the central banks remained vigilant against the possibility of renewed inflation resulting from rapidly rising prices for energy and basic materials as well as from increased government spending. Over the course of the period, the Fed raised the target fed funds rate, at each of its four policy meetings, up to 5.25% by June 30, 2006. Other major central banks also raised rates, although less aggressively than the Fed. In the domestic fixed income market, long-term interest rates, which had shown more stability than short-term rates prior to the period, backed up, resulting in price erosion for many fixed income securities.

Domestic stocks tended to produce moderate, positive performance, but the returns masked considerable volatility in the equity markets. Stock performance was uneven from sector to sector and results were heavily influenced by returns from relatively focused groups of stocks. International stocks generated higher returns, but with even greater volatility. Both domestic and international stock markets saw dramatic reversals in investor sentiment in the final two months of the period as investors across the globe grew more anxious that rising interest rates could stall the economic expansion.

In this environment, the managers of Evergreen’s Envision Funds endeavored to make solid portfolio decisions based on long-term fundamentals. For example, in the fund of fund approach, our equity teams emphasized higher-quality

2

LETTER TO SHAREHOLDERS continued

companies with solid balance sheets, healthy cash flows and more consistent profitability. The fixed-income managers also used more conservative strategies emphasizing credit quality and appropriate durations as economic growth moderated and market interest rates inched higher.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of June 30, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Matthew S. Wedding

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 6/30/2006.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

The Fixed Income style box placement is based on a Fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 1/3/2006

	Class A	Class B	Class C	Class I
Class inception date	1/3/2006	1/3/2006	1/3/2006	1/3/2006

Nasdaq symbol	EGAIX	EGBIX	EGCIX	EGIIX

Cumulative Return

Since portfolio inception with sales charge	-3.76%	-4.13%	-0.06%	N/A

Since portfolio inception w/o sales charge	1.06%	0.87%	0.94%	1.08%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance results are extremely short term and may not provide an adequate basis for evaluating a fund’s performance over varying market conditions or economic cycles. Unusual investment returns may be a result of a fund’s recent inception, existing market and economic conditions, or the increased potential of a single underlying fund affecting fund performance due to the smaller asset size. Most mutual funds are intended to be long-term investments.

The advisor is reimbursing the fund for a portion of other expenses and a portion of the 12b-1 fee for Class A. Had the fees and expenses not been reimbursed, returns would have been lower.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

Mid-cap securities may be subject to special risks associated with narrower product lines and limited financial resources than compared to their large-cap counterparts and, as a result, mid-cap securities may decline significantly in market downturns.

The stocks of smaller companies may be more volatile than those of larger companies due to the higher risk of failure.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the underlying funds and the buying and selling of bonds by the underlying funds. Bond funds have the same inflation, interest rate and credit risks as the individual bonds held by the underlying funds. Generally, the value of bond funds rise when prevailing interest rates fall, and fall when interest rates rise. Asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than other types of debt securities, which can limit the potential for gain in a declining interest rate environment and increase the potential for loss in a rising interest rate environment. Mortgage-backed securities may also be structured so that they are particularly sensitive to interest rates.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices, or currency rates are changing.

Because the fund invests primarily in other mutual funds, it will incur fees and expenses indirectly as a shareholder of the underlying funds. For more information regarding the expenses of the underlying funds, see the fund’s prospectus.

All data is as of June 30, 2006, and subject to change.

4

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 3, 2006 (commencement of operations), to June 30, 2006. The hypothetical expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending Account	Expenses
	Account	Value	Paid During
	Value	6/30/2006	Period

Actual
Class A	$ 1,000.00	$ 1,010.57	$ 2.99*
Class B	$ 1,000.00	$ 1,008.66	$ 6.66*
Class C	$ 1,000.00	$ 1,009.39	$ 6.71*
Class I	$ 1,000.00	$ 1,010.78	$ 1.62*
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,021.77	$ 3.06**
Class B	$ 1,000.00	$ 1,018.05	$ 6.80**
Class C	$ 1,000.00	$ 1,018.00	$ 6.85**
Class I	$ 1,000.00	$ 1,023.16	$ 1.66**

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.61% for Class A, 1.36% for Class B, 1.37% for Class C and 0.33% for Class I), multiplied by the average account value over the period since each class’ commencement of operations (January 3, 2006), multiplied by 178 / 365 days.

** For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.61% for Class A, 1.36% for Class B, 1.37% for Class C and 0.33% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

Period Ended
June 30, 2006
CLASS A	(unaudited)[1]

Net asset value, beginning of period	$10.00

Income from investment operations
Net investment income (loss)	0.04
Net realized and unrealized gains or losses on investments	0.07[2]

Total from investment operations	0.11

Distributions to shareholders from net investment income	(0.04)

Net asset value, end of period	$10.07

Total return[3]	1.06%

Ratios and supplemental data
Net assets, end of period (thousands)	$2,740
Ratios to average net assets
Expenses including reimbursements but excluding expense reductions	0.61%[4]
Expenses excluding reimbursements and expense reductions	11.89%[4]
Net investment income (loss)	2.41%[4]
Portfolio turnover rate	8%

1 For the period from January 3, 2006 (commencement of class operations), to June 30, 2006.

2 The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

3 Excluding applicable sales charges

4 Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

Period Ended
June 30, 2006
CLASS B	(unaudited)[1]

Net asset value, beginning of period	$10.00

Income from investment operations
Net investment income (loss)	0.03
Net realized and unrealized gains or losses on investments	0.06[2]

Total from investment operations	0.09

Distributions to shareholders from net investment income	(0.03)

Net asset value, end of period	$10.06

Total return[3]	0.87%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,249
Ratios to average net assets
Expenses including reimbursements but excluding expense reductions	1.36%[4]
Expenses excluding reimbursements and expense reductions	12.59%[4]
Net investment income (loss)	1.62%[4]
Portfolio turnover rate	8%

1 For the period from January 3, 2006 (commencement of class operations), to June 30, 2006.

2 The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

3 Excluding applicable sales charges

4 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

Period Ended
June 30, 2006
CLASS C	(unaudited)[1]

Net asset value, beginning of period	$10.00

Income from investment operations
Net investment income (loss)	0.02
Net realized and unrealized gains or losses on investments	0.07[2]

Total from investment operations	0.09

Distributions to shareholders from net investment income	(0.03)

Net asset value, end of period	$10.06

Total return[3]	0.94%

Ratios and supplemental data
Net assets, end of period (thousands)	$ 327
Ratios to average net assets
Expenses including reimbursements but excluding expense reductions	1.37%[4]
Expenses excluding reimbursements and expense reductions	12.60%[4]
Net investment income (loss)	1.77%[4]
Portfolio turnover rate	8%

1 For the period from January 3, 2006 (commencement of class operations), to June 30, 2006.

2 The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

3 Excluding applicable sales charges

4 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

Period Ended
June 30, 2006
CLASS I	(unaudited)[1]

Net asset value, beginning of period	$10.00

Income from investment operations
Net investment income (loss)	0.10[2]
Net realized and unrealized gains or losses on investments	0.01[3]

Total from investment operations	0.11

Distributions to shareholders from net investment income	(0.04)

Net asset value, end of period	$10.07

Total return	1.08%

Ratios and supplemental data
Net assets, end of period (thousands)	$1
Ratios to average net assets
Expenses including reimbursements but excluding expense reductions	0.33%[4]
Expenses excluding reimbursements and expense reductions	11.56%[4]
Net investment income (loss)	1.70%[4]
Portfolio turnover rate	8%

1 For the period from January 3, 2006 (commencement of class operations), to June 30, 2006.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

4 Annualized

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

June 30, 2006 (unaudited)
	Shares	Value

MUTUAL FUND SHARES 95.2%
INTERNATIONAL EQUITY 9.4%
Evergreen International Equity Fund, Class I ø	38,218	$407,399

INTERNATIONAL FIXED INCOME 5.2%
Evergreen International Bond Fund, Class I ø	21,362	224,091

U.S. EQUITY 42.0%
Evergreen Disciplined Small-Mid Value Fund, Class I ø	58,187	621,441
Evergreen Disciplined Value Fund, Class I ø	60,589	991,243
Evergreen Strategic Growth Fund, Class I ø	7,475	199,810

		1,812,494

U.S. FIXED INCOME 38.6%
Evergreen Core Bond Fund, Class I ø	62,757	638,870
Evergreen High Yield Bond Fund, Class I ø	144,683	468,774
Evergreen Ultra Short Opportunities Fund, Class I ø	57,431	558,233

		1,665,877

Total Investments (cost $4,141,892) 95.2%		4,109,861
Other Assets and Liabilities 4.8%		207,025

Net Assets 100.0%		$4,316,886

ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the underlying fund.

The following table shows portfolio composition as a percent of total investments as of June 30, 2006:
Mutual Fund Shares - Equity	54.0%
Mutual Fund Shares - Fixed Income	46.0%
100.0%

The following table shows the percent of total investments by sector as of June 30, 2006:
U.S. Equity	44.1%
U.S. Fixed Income	40.5%
International Equity	9.9%
International Fixed Income	5.5%
100.0%

See Notes to Financial Statements

10

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006 (unaudited)

Assets
Investments in affiliates, at value (cost $4,141,892)	$4,109,861
Cash	46,566
Receivable for Fund shares sold	262,914
Dividends receivable	7,382
Receivable from investment advisor	3,528
Prepaid expenses and other assets	1,193

Total assets	4,431,444

Liabilities
Dividends payable	588
Payable for securities purchased	45,630
Distribution Plan expenses payable	76
Due to other related parties	156
Accrued expenses and other liabilities	68,108

Total liabilities	114,558

Net assets	$4,316,886

Net assets represented by
Paid-in capital	$4,348,609
Undistributed net investment income	464
Accumulated net realized losses on investments	(156)
Net unrealized losses on investments	(32,031)

Total net assets	$4,316,886

Net assets consists of
Class A	$2,740,259
Class B	1,248,676
Class C	326,944
Class I	1,007

Total net assets	$4,316,886

Shares outstanding (unlimited number of shares authorized)
Class A	272,147
Class B	124,089
Class C	32,513
Class I	100

Net asset value per share
Class A	$10.07
Class A—Offering price (based on sales charge of 4.75%)	$10.57
Class B	$10.06
Class C	$10.06
Class I	$10.07

See Notes to Financial Statements

11

STATEMENT OF OPERATIONS

Period Ended June 30, 2006 (unaudited) (a)

Investment income
Dividends from affiliated investment company shares	$20,030

Expenses
Distribution Plan expenses
Class A	1,349
Class B	1,825
Class C	324
Transfer agent fees	12,869
Trustees’ fees and expenses	1,547
Printing and postage expenses	11,574
Custodian and accounting fees	2,062
Registration and filing fees	35,327
Professional fees	12,627
Other	1,073

Total expenses	80,577
Less: Expense reductions	(14)
Expense reimbursements	(74,895)

Net expenses	5,668

Net investment income	14,362

Net realized and unrealized gains or losses on investments
Net realized losses on sale of affiliated investment company shares	(156)
Net change in unrealized gains or losses on investments	(32,031)

Net realized and unrealized gains or losses on investments	(32,187)

Net decrease in net assets resulting from operations	$(17,825)

(a) For the period from January 3, 2006 (commencement of operations), to June 30, 2006.

See Notes to Financial Statements

12

STATEMENT OF CHANGES IN NET ASSETS

Period Ended June 30, 2006 (unaudited) (a)

Operations
Net investment income		$14,362
Net realized losses on investments		(156)
Net change in unrealized gains or losses on investments		(32,031)

Net decrease in net assets resulting from operations		(17,825)

Distributions to shareholders from
Net investment income
Class A		(9,683)
Class B		(3,113)
Class C		(1,098)
Class I		(4)

Total distributions to shareholders		(13,898)

	Shares
Capital share transactions
Proceeds from shares sold
Class A	272,681	2,773,202
Class B	126,715	1,278,850
Class C	32,417	325,722
Class I	100	1,010

		4,378,784

Net asset value of shares issued in reinvestment of distributions
Class A	922	9,287
Class B	291	2,928
Class C	109	1,095

		13,310

Payment for shares redeemed
Class A	(1,456)	(14,570)
Class B	(2,917)	(28,784)
Class C	(13)	(131)

		(43,485)

Net increase in net assets resulting from capital share transactions		4,348,609

Total increase in net assets		4,316,886
Net assets
Beginning of period		0

End of period		$4,316,886

Undistributed net investment income		$464

(a) For the period from January 3, 2006 (commencement of operations), to June 30, 2006.

See Notes to Financial Statements

13

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Envision Growth and Income Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund operates as a “fund-of-funds”, which invests in shares of Evergreen-managed mutual funds (“underlying funds”). Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements, which are available upon request.

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Investments in the underlying funds are valued at the net asset value per share as reported by the underlying funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading.

b. Investment transactions and investment income

Investment transactions are recorded on trade date. Income dividends and capital gain distributions from underlying funds are recorded on the ex-dividend date. Realized gains and losses resulting from investment transactions are determined on the identified cost basis.

c. Federal taxes

The Fund intends to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains. Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

14

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund. EIMC does not receive a direct fee from the Fund for its services. However, the Fund incurs fees and expenses indirectly as a shareholder of the underlying Evergreen-managed funds, including its indirect share of management or other fees paid to EIMC.

From time to time, EIMC may voluntarily or contractually reimburse expenses in order to limit operating expenses. During the period ended June 30, 2006, EIMC reimbursed other expenses in the amount of $74,670 and reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $225.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel. EIS receives no compensation from the Fund for its services.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the period ended June 30, 2006, the transfer agent fees were equivalent to an annual rate of 1.93% of the Fund’s average daily net assets.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the period ended June 30, 2006, EIS received $11,112 from the sale of Class A shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investments were $4,250,443 and $108,395, respectively, for the period ended June 30, 2006.

On June 30, 2006, the aggregate cost of investments for federal income tax purposes was $4,141,892. The gross unrealized appreciation and depreciation on investments based on tax cost was $149 and $32,180, respectively, with a net unrealized depreciation of $32,031.

15

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

6. INVESTMENTS IN AFFILIATES

A summary of the Fund’s transactions in shares of affiliates during the period ended June 30, 2006 were as follows:

	Value,		Proceeds		Realized	Value,
	beginning	Cost of	for	Dividend	Gains	end of
Affiliate	of period	Purchases	Sales	Income	Distributions	period

Evergreen International
Equity Fund, Class I	$ 0	$ 425,010	$ 10,814	$0	$ 0	$ 407,399
Evergreen International
Bond Fund, Class I	0	233,756	5,963	2,147	0	224,091
Evergreen Disciplined
Small-Mid Value Fund, Class I	0	637,533	16,231	0	0	621,441
Evergreen Disciplined
Value Fund, Class I	0	1,020,310	26,193	3,458	0	991,243
Evergreen Strategic
Growth Fund, Class I	0	212,492	5,406	0	0	199,810
Evergreen Core Bond
Fund, Class I	0	658,790	16,758	4,614	0	638,870
Evergreen High Yield
Bond Fund, Class I	0	488,768	12,434	5,188	0	468,774
Evergreen Ultra Short
Opportunities Fund, Class I	0	573,784	14,596	4,623	0	558,233

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the period ended June 30, 2006, the Fund did not participate in the interfund lending program.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations

16

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

17

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

18

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

The Fund’s Board of Trustees considered the initial investment advisory agreement between the Fund and EIMC at a meeting held in June of 2005. At the meeting, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the investment advisory agreement.

The Board of Trustees meets with representatives of Evergreen during the course of the year, and, in considering the advisory and administrative arrangements for the Fund, the Trustees took into account information provided in those meetings.

The disinterested Trustees discussed the approval of the investment advisory agreement with representatives of Evergreen and with legal counsel. In all of its deliberations with respect to the Fund and the investment advisory agreement, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the Fund. In considering the investment advisory agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. This summary describes the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

In considering approval of the Fund’s investment advisory agreement with EIMC the Trustees considered, among other factors, the portfolio management team’s investment approach, EIMC’s demonstrated capability in the Fund’s investment universe, the anticipated expenses of the Fund, and the fact that the Fund would pay no management fee to EIMC or administration fee to EIS, although EIMC and EIS would receive management and administration fees from the underlying Evergreen funds. The Trustees reviewed comparisons of the Fund’s projected expenses to the expenses of funds with similar investment strategies as well as information regarding EIMC’s historical investment performance with respect to comparable investment products. In their consideration of the fee to be paid by the Fund to EIMC, the Trustees considered information provided by EIMC regarding the profitability of the Envision product to EIMC, which the Trustees considered both without taking into account distribution expenses and taking into account distribution expenses, on the basis of which the Trustees determined that the likely profitability to EIMC from the Fund appeared reasonable. The Trustees did not consider the extent to which economies of scale would be realized as the Fund grows because the Fund does not pay an advisory fee to EIMC.

In considering the investment advisory agreement, the Trustees took into account indirect benefits to EIMC, including, among others, the fact that growth in the assets within the Fund would result in additions to assets under management in the underlying Evergreen funds, that EIMC benefits from soft-dollar research and brokerage services from transactions by the Evergreen funds, and that Wachovia Securities and its affiliates receive revenues from providing brokerage services to the underlying Evergreen funds. The Trustees concluded that the arrangements to be put in place with respect to the Fund were comparable to those in place for the Evergreen funds generally and appeared reasonable in light of that consideration.

The Trustees concluded that approval of the investment advisory agreement with EIMC would be in the best interests of the Fund’s shareholders in view of the portfolio management team’s past performance, the fact that EIMC would be charging no fees at the Envision fund level, and the fact that the Fund’s projected overall expense ratios appeared reasonable.

19

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Vice President and Treasurer, State Street Research & Management Company (investment
Other directorships: None	advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

Patricia B. Norris[2]	Former Partner, PricewaterhouseCoopers LLP
Trustee
DOB: 4/9/1948
Term of office since: 2006
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
(communications); Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

20

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash
DOB: 2/20/1943	Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[3]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[4]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[5]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[5]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[5]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 91 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Ms. Norris’ information is as of July 1, 2006, the effective date of her trusteeship.

3 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

4 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

5 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

21

577365 8/2006

Evergreen Envision Income Fund

Evergreen

ENVISION INCOME FUND

Semiannual Report
as of June 30, 2006

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	ABOUT YOUR FUND’S EXPENSES
6	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
11	STATEMENT OF ASSETS AND LIABILITIES
12	STATEMENT OF OPERATIONS
13	STATEMENT OF CHANGES IN NET ASSETS
14	NOTES TO FINANCIAL STATEMENTS
19	ADDITIONAL INFORMATION
20	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

August 2006

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Envision Income Fund, covering the period ended June 30, 2006.

The backdrop for investing in the world’s stock and bond markets changed dramatically during the first half of 2006 as investors adjusted their expectations to shifting economic conditions.

A great deal of confusing and sometimes contradictory evidence emerged about the economy during the period. The economic expansion showed remarkable durability, most notably in the first quarter of 2006 when Gross Domestic Product grew at an annualized rate of 5.6%. However, that torrid growth trajectory did not appear to be sustainable. Based on reported trends in housing, employment and retail sales, personal consumption for the second quarter was anticipated to grow at one-half the rate of the first quarter. Estimates of increases in corporate capital expenditures also were being reduced. While many observers debated whether or not short-term volatility might be an early indicator of a weakened economy, Evergreen’s Investment Strategy Committee focused on a variety of signals pointing to the stamina of the economic expansion. Although the rates of increases in corporate profits, capital expenditures and personal consumption were starting to decline, all these economic indicators were still rising, at what we believed to be a more sustainable pace.

1

LETTER TO SHAREHOLDERS continued

Highly influenced by the actions of the U.S. Federal Reserve Board (“Fed”) and other central banks to raise short-term rates, fixed income markets offered more modest results, albeit with some volatility. While the global economic expansion persisted, the central banks remained vigilant against the possibility of renewed inflation resulting from rapidly rising prices for energy and basic materials as well as from increased government spending. Over the course of the period, the Fed raised the target fed funds rate, at each of its four policy meetings, up to 5.25% by June 30, 2006. Other major central banks also raised rates, although less aggressively than the Fed. In the domestic fixed income market, long-term interest rates, which had shown more stability than short-term rates prior to the period, backed up, resulting in price erosion for many fixed income securities.

Domestic stocks tended to produce moderate, positive performance, but the returns masked considerable volatility in the equity markets. Stock performance was uneven from sector to sector and results were heavily influenced by returns from relatively focused groups of stocks. International stocks generated higher returns, but with even greater volatility. Both domestic and international stock markets saw dramatic reversals in investor sentiment in the final two months of the period as investors across the globe grew more anxious that rising interest rates could stall the economic expansion.

In this environment, the managers of Evergreen’s Envision Funds endeavored to make solid portfolio decisions based on long-term fundamentals. For example, in the fund of funds approach, our equity teams emphasized higher-quality

2

LETTER TO SHAREHOLDERS continued

companies with solid balance sheets, healthy cash flows and more consistent profitability. The fixed-income managers also used more conservative strategies emphasizing credit quality and appropriate durations as economic growth moderated and market interest rates inched higher.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of June 30, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Matthew S. Wedding

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 6/30/2006.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 1/3/2006

	Class A	Class B	Class C	Class I
Class inception date	1/3/2006	1/3/2006	1/3/2006	1/3/2006

Nasdaq symbol	EIIAX	EIIBX	EIICX	EIISX

Cumulative return

Since portfolio inception with sales charge	-3.79%	-4.10%	-0.10%	N/A

Since portfolio inception w/o sales charge	1.02%	0.90%	0.90%	1.05%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance results are extremely short term and may not provide an adequate basis for evaluating a fund’s performance over varying market conditions or economic cycles. Unusual investment returns may be a result of a fund’s recent inception, existing market and economic conditions, or the increased potential of a single underlying fund affecting fund performance due to the smaller asset size. Most mutual funds are intended to be long-term investments.

The advisor is reimbursing the fund for a portion of other expenses and a portion of the 12b-1 fee for Class A. Had the fees and expenses not been reimbursed, returns would have been lower.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the underlying funds and the buying and selling of bonds by the underlying funds. Bond funds have the same inflation, interest rate and credit risks as the individual bonds held by the underlying funds. Generally, the value of bond funds rise when prevailing interest rates fall, and fall when interest rates rise.

Asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than other types of debt securities, which can limit the potential for gain in a declining interest rate environment and increase the potential for loss in a rising interest rate environment. Mortgage-backed securities may also be structured so that they are particularly sensitive to interest rates.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default. U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices, or currency rates are changing.

Because the fund invests primarily in other mutual funds, it will incur fees and expenses indirectly as a shareholder of the underlying funds. For more information regarding the expenses of the underlying funds, see the fund’s prospectus.

All data is as of June 30, 2006, and subject to change.

4

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 3, 2006 (commencement of operations) to June 30, 2006. The hypothetical expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Ending
	Beginning	Account	Expenses
	Account	Value	Paid During
	Value	6/30/2006	Period

Actual
Class A	$ 1,000.00	$ 1,010.24	$2.94*
Class B	$ 1,000.00	$ 1,009.04	$6.66*
Class C	$ 1,000.00	$ 1,009.04	$6.86*
Class I	$ 1,000.00	$ 1,010.52	$2.16*
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,021.82	$3.01**
Class B	$ 1,000.00	$ 1,018.05	$6.80**
Class C	$ 1,000.00	$ 1,017.85	$7.00**
Class I	$ 1,000.00	$ 1,022.61	$2.21**

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.60% for Class A, 1.36% for Class B, 1.40% for Class C and 0.44% for Class I), multiplied by the average account value over the period since each class’ commencement of operations (January 3, 2006), multiplied by 178/ 365 days.

** For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.60% for Class A, 1.36% for Class B, 1.40% for Class C and 0.44% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

Period Ended
June 30, 2006[1]
CLASS A	(unaudited)

Net asset value, beginning of period	$10.00

Income from investment operations
Net investment income (loss)	0.04
Net realized and unrealized gains or losses on investments	0.06[2]

Total from investment operations	0.10

Distributions to shareholders from
Net investment income	(0.04)

Net asset value, end of period	$10.06

Total return[3]	1.02%

Ratios and supplemental data
Net assets, end of period (thousands)	$ 101
Ratios to average net assets
Expenses including reimbursements but excluding expense reductions	0.60%[4]
Expenses excluding reimbursements and expense reductions	64.88%[4]
Net investment income (loss)	3.79%[4]
Portfolio turnover rate	4%

1 For the period from January 3, 2006 (commencement of class operations), to June 30, 2006.

2 The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio .

3 Excluding applicable sales charges

4 Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

June 30, 2006[1]
CLASS B	(unaudited)

Net asset value, beginning of period	$10.00

Income from investment operations
Net investment income (loss)	0.04
Net realized and unrealized gains or losses on investments	0.05[2]

Total from investment operations	0.09

Distributions to shareholders from
Net investment income	(0.03)

Net asset value, end of period	$10.06

Total return[3]	0.90%

Ratios and supplemental data
Net assets, end of period (thousands)	$ 698
Ratios to average net assets
Expenses including reimbursements but excluding expense reductions	1.36%[4]
Expenses excluding reimbursements and expense reductions	65.59%[4]
Net investment income (loss)	3.21%[4]
Portfolio turnover rate	4%

1 For the period from January 3, 2006 (commencement of class operations), to June 30, 2006.

2 The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio .

3 Excluding applicable sales charges

4 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

Period Ended
June 30, 2006[1]
CLASS C	(unaudited)

Net asset value, beginning of period	$10.00

Income from investment operations
Net investment income (loss)	0.02
Net realized and unrealized gains or losses on investments	0.07[2]

Total from investment operations	0.09

Distributions to shareholders from
Net investment income	(0.04)

Net asset value, end of period	$10.05

Total return[3]	0.90%

Ratios and supplemental data
Net assets, end of period (thousands)	$ 289
Ratios to average net assets
Expenses including reimbursements but excluding expense reductions	1.40%[4]
Expenses excluding reimbursements and expense reductions	65.63%[4]
Net investment income (loss)	3.39%[4]
Portfolio turnover rate	4%

1 For the period from January 3, 2006 (commencement of class operations), to June 30, 2006.

2 The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio .

3 Excluding applicable sales charges

4 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

Period Ended
June 30, 2006[1]
CLASS I	(unaudited)

Net asset value, beginning of period	$10.00

Income from investment operations
Net investment income (loss)	0.18[2]
Net realized and unrealized gains or losses on investments	(0.07)

Total from investment operations	0.11

Distributions to shareholders from
Net investment income	(0.05)

Net asset value, end of period	$10.06

Total return	1.05%

Ratios and supplemental data
Net assets, end of period (thousands)	$1
Ratios to average net assets
Expenses including reimbursements but excluding expense reductions	0.44%[3]
Expenses excluding reimbursements and expense reductions	64.67%[3]
Net investment income (loss)	3.60%[3]
Portfolio turnover rate	4%

1 For the period from January 3, 2006 (commencement of class operations), to June 30, 2006.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Annualized

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

June 30, 2006 (unaudited)

	Shares	Value

MUTUAL FUND SHARES 99.5%
INTERNATIONAL EQUITY 5.0%
Evergreen International Equity Fund, Class I ø	4,969	$54,712

INTERNATIONAL FIXED INCOME 6.9%
Evergreen International Bond Fund, Class I ø	6,934	75,176

U.S. EQUITY 14.6%
Evergreen Disciplined Value Fund, Class I ø	9,393	158,713

U.S. FIXED INCOME 73.0%
Evergreen Core Bond Fund, Class I ø	33,984	357,449
Evergreen High Yield Bond Fund, Class I ø	43,408	145,342
Evergreen Ultra Short Opportunities Fund, Class I ø	29,168	292,912

		795,703

Total Investments (cost $1,086,058) 99.5%		1,084,304
Other Assets and Liabilities 0.5%		5,261

Net Assets 100.0%		$1,089,565

The following table shows portfolio composition as a percent of total investments as of June 30, 2006:

ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the underlying fund.

Mutual Fund Shares-Fixed Income	80.3%
Mutual Fund Shares-Equity	19.7%

100.0%

The following table shows the percent of total investments by sector as of June 30, 2006:

U.S. Fixed Income	73.4%
U.S. Equity	14.7%
International Fixed Income	6.9%
International Equity	5.0%

100.0%

See Notes to Financial Statements

10

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006 (unaudited)

Assets
Investments in affiliates, at value (cost $1,086,058)	$1,084,304
Cash	35,531
Receivable for Fund shares sold	70,135
Dividends receivable	3,662
Receivable from investment advisor	3,624
Prepaid expenses and other assets	93

Total assets	1,197,349

Liabilities
Dividends payable	485
Payable for securities purchased	34,817
Distribution Plan expenses payable	77
Due to other related parties	100
Accrued expenses and other liabilities	72,305

Total liabilities	107,784

Net assets	$1,089,565

Net assets represented by
Paid-in capital	$1,091,101
Undistributed net investment income	237
Accumulated net realized losses on investments	(19)
Net unrealized losses on investments	(1,754)

Total net assets	$1,089,565

Net assets consists of
Class A	$101,469
Class B	697,766
Class C	289,324
Class I	1,006

Total net assets	$1,089,565

Shares outstanding (unlimited number of shares authorized)
Class A	10,086
Class B	69,346
Class C	28,779
Class I	100

Net asset value per share
Class A	$10.06
Class A — Offering price (based on sales charge of 4.75%)	$10.56
Class B	$10.06
Class C	$10.05
Class I	$10.06

See Notes to Financial Statements

11

STATEMENT OF OPERATIONS

Period Ended June 30, 2006 (unaudited) (a)

Investment income
Dividends from affiliated investment company shares	$5,439

Expenses
Distribution Plan expenses
Class A	36
Class B	903
Class C	162
Transfer agent fees	1,599
Trustees’ fees and expenses	1,203
Printing and postage expenses	15,035
Custodian and accounting fees	1,026
Registration and filing fees	44,127
Professional fees	12,627
Other	1,193

Total expenses	77,911
Less: Expense reductions	(5)
Expense reimbursements	(76,382)

Net expenses	1,524

Net investment income	3,915

Net realized and unrealized gains or losses on investments
Net realized losses on sale of affiliated investment company shares	(19)
Net change in unrealized gains or losses on investments	(1,754)

Net realized and unrealized gains or losses on investments	(1,773)

Net increase in net assets resulting from operations	$2,142

(a) For the period from January 3, 2006 (commencement of operations), to June 30, 2006.

See Notes to Financial Statements

12

STATEMENT OF CHANGES IN NET ASSETS

Period Ended June 30, 2006 (unaudited) (a)

Operations
Net investment income		$3,915
Net realized losses on investments		(19)
Net change in unrealized gains or losses on investments		(1,754)

Net increase in net assets resulting from operations		2,142

Distributions to shareholders from
Net investment income
Class A		(427)
Class B		(2,087)
Class C		(1,159)
Class I		(5)

Total distributions to shareholders		(3,678)

	Shares
Capital share transactions
Proceeds from shares sold
Class A	10,060	101,415
Class B	69,155	697,493
Class C	28,678	288,001
Class I	100	1,000

		1,087,909

Net asset value of shares issued in reinvestment of distributions
Class A	26	264
Class B	191	1,917
Class C	101	1,011

		3,192

Net increase in net assets resulting from capital share transactions		1,091,101

Total increase in net assets		1,089,565
Net assets
Beginning of period		0

End of period		$1,089,565

Undistributed net investment income		$237

(a) For the period from January 3, 2006 (commencement of operations), to June 30, 2006.

See Notes to Financial Statements

13

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Envision Income Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund operates as a “fund-of-funds”, which invests in shares of Evergreen-managed mutual funds (“underlying funds”). Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements, which are available upon request.

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Investments in the underlying funds are valued at the net asset value per share as reported by the underlying funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

b. Investment transactions and investment income

Investment transactions are recorded on trade date. Income dividends and capital gain distributions from underlying funds are recorded on the ex-dividend date. Realized gains and losses resulting from investment transactions are determined on the identified cost basis.

c. Federal taxes

The Fund intends to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains. Accordingly, no provision for federal taxes is required.

14

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

d. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund. EIMC does not receive a direct fee from the Fund for its services. However, the Fund incurs fees and expenses indirectly as a shareholder of the underlying Evergreen-managed funds, including its indirect share of management or other fees paid to EIMC.

From time to time, EIMC may voluntarily or contractually reimburse expenses in order to limit operating expenses. During the period ended June 30, 2006, EIMC reimbursed other expenses in the amount of $76,376 and Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $6.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel. EIS receives no compensation from the Fund for its services.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the period ended June 30, 2006, the transfer agent fees were equivalent to an annual rate of 1.34% of the Fund’s average daily net assets.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the period ended June 30, 2006, EIS received $241 from the sale of Class A shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investments were $1,097,089 and $11,012, respectively, for the period ended June 30, 2006.

15

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

On June 30, 2006, the aggregate cost of investments for federal income tax purposes was $1,086,058. The gross unrealized appreciation and depreciation on investments based on tax cost was $1,659 and $3,413, respectively, with a net unrealized depreciation of $1,754.

6. INVESTMENTS IN AFFILIATES

A summary of the Fund’s transactions in shares of affiliates during the period ended June 30, 2006 were as follows:

	Value,		Proceeds		Realized	Value,
	beginning	Cost of	from	Dividend	Gains	end of
Affiliate	of period	Purchases	Sales	Income	Distributions	period

Evergreen Core Bond
Fund, Class I	$ 0	$ 362,032	$ 3,604	$ 1,780	$ 0	$ 357,449
Evergreen Disciplined
Value Fund, Class I	0	159,085	1,605	383	0	158,713
Evergreen High Yield
Bond Fund, Class I	0	148,151	1,540	1,104	0	145,342
Evergreen International
Bond Fund, Class I	0	76,781	765	500	0	75,176
Evergreen International
Equity Fund, Class I	0	54,840	549	0	0	54,712
Evergreen Ultra Short
Opportunities Fund,
Class I	0	296,200	2,949	1,672	0	292,912

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the period ended June 30, 2006, the Fund did not participate in the interfund lending program.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

16

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

17

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

18

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT
ADVISORY AGREEMENT

The Fund’s Board of Trustees considered the initial investment advisory agreement between the Fund and EIMC at a meeting held in June of 2005. At the meeting, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the investment advisory agreement.

The Board of Trustees meets with representatives of Evergreen during the course of the year, and, in considering the advisory and administrative arrangements for the Fund, the Trustees took into account information provided in those meetings.

The disinterested Trustees discussed the approval of the investment advisory agreement with representatives of Evergreen and with legal counsel. In all of its deliberations with respect to the Fund and the investment advisory agreement, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the Fund. In considering the investment advisory agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. This summary describes the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

In considering approval of the Fund’s investment advisory agreement with EIMC the Trustees considered, among other factors, the portfolio management team’s investment approach, EIMC’s demonstrated capability in the Fund’s investment universe, the anticipated expenses of the Fund, and the fact that the Fund would pay no management fee to EIMC or administration fee to EIS although EIMC and EIS would receive management and administration fees from the underlying Evergreen funds. The Trustees reviewed comparisons of the Fund’s projected expenses to the expenses of funds with similar investment strategies as well as information regarding EIMC’s historical investment performance with respect to comparable investment products. In their consideration of the fee to be paid by the Fund to EIMC, the Trustees considered information provided by EIMC regarding the profitability of the Envision product to EIMC, which the Trustees considered both without taking into account distribution expenses and taking into account distribution expenses, on the basis of which the Trustees determined that the likely profitability to EIMC from the Fund appeared reasonable. The Trustees did not consider the extent to which economies of scale would be realized as the Fund grows because the Fund does not pay an advisory fee to EIMC.

In considering the investment advisory agreement, the Trustees took into account indirect benefits to EIMC, including, among others, the fact that growth in the assets within the Fund would result in additions to assets under management in the underlying Evergreen funds, that EIMC benefits from soft-dollar research and brokerage services from transactions by the Evergreen funds, and that Wachovia Securities and its affiliates receive revenues from providing brokerage services to the underlying Evergreen funds. The Trustees concluded that the arrangements to be put in place with respect to the Fund were comparable to those in place for the Evergreen funds generally and appeared reasonable in light of that consideration.

The Trustees concluded that approval of the investment advisory agreement with EIMC would be in the best interests of the Fund’s shareholders in view of the portfolio management team’s past performance, the fact that EIMC would be charging no fees at the Envision fund level, and the fact that the Fund’s projected overall expense ratios appeared reasonable.

19

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

Patricia B. Norris[2]	Former Partner, PricewaterhouseCoopers LLP
Trustee
DOB: 4/9/1948
Term of office since: 2006
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

20

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash
DOB: 2/20/1943	Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[3]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[4]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[5]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[5]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[5]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 91 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Ms. Norris’ information is as of July 1, 2006, the effective date of her trusteeship.

3 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

4 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

5 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

21

577367 8/2006

Item 2 - Code of Ethics

Not required for this semi-annual filing.

Item 3 - Audit Committee Financial Expert

Not required for this semi-annual filing.

Items 4 – Principal Accountant Fees and Services

Not required for this semi-annual filing.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: September 5, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: September 5, 2006

By: ________________________
Jeremy DePalma
Principal Financial Officer

Date: September 5, 2006